Registration No. 333-52689
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 1

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS

                            REGISTERED ON FORM N-8B-2


A.   BMA Variable Life Account A
     (Exact Name of Trust)

B.   Business Men's Assurance Company of America
     (Name of Depositor)

C.   BMA Tower, P.O. Box 412879
     Kansas City, MO 84141
     (Complete address of depositor's principal executive offices)

D.   Name and complete address of agent for service:

         David A. Gates
         Business Men's Assurance Company of America
         700 Karnes Blvd.
         Kansas City, Missouri 64108
         (800) 423-9398

     Copies to:

      Judith A. Hasenauer
      Blazzard, Grodd & Hasenauer, P.C.
      P.O. Box 5108
      Westport, CT 06881
      (203) 226-7866

E. Flexible Premium Adjustable Variable Life Insurance Policies (Title and amount of securities being registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

     Continuous offering

G.   Amount of Filing Fee: Not Applicable

H. Approximate date of proposed public offering:
         As soon as practicable after the effective date of this filing.


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)  of Rule 485
___  on (date) pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _X__ on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------------------------------------------------------------------------
                              EXPLANATORY NOTE

This Registration Statement contains 43 portfolios of the various underlying investment options. Two versions (Version A and Version B) of the Prospectus will be created from this Registration Statement. The only differences between the two versions are the underlying investment options and the illustrations of policy values. One version will contain 17 portfolios (Version A) and the other version will contain 43 portfolios (Version B). The distribution system for each version of the Prospectus will be different. There are Co-Principal Underwriters of the Policy; each of whom will distribute a different version of the Prospectus. The Prospectus contained in this Registration Statement contains two sets of illustrations - one for Version A of the Prospectus and the other for Version B. The Prospectuses have been filed and will continue to be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
------------------------------------------------------------------------------

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item                Caption in Prospectus
-----------                ---------------------
1                          The Variable Insurance Policy

2                          Other Information; The Company

3                          Not Applicable

4                          Other Information

5                          The Separate Account

6(a)                       Not Applicable
 (b)                       Not Applicable

7                          Not Applicable

8                          Not Applicable

9                          Legal Proceedings

10                         Purchases

11                         Investment Options

12                         Investment Options

13                         Expenses

14                         Purchases

15                         Purchases

16                         Investment Options

17                         Access to Your Money

18                         Access to Your Money

19                         Reports to Owners

20                         Not Applicable

21                         Access to Your Money

22                         Not Applicable

23                         Not Applicable

24                         Not Applicable

25                         The Company

26                         Expenses

27                         The Company

28                         The Company

29                         The Company

30                         The Company

31                         Not Applicable

32                         Not Applicable

33                         Not Applicable

34                         Not Applicable

35                         BMA; Other Information

36                         Not Applicable

37                         Not Applicable

38                         Other Information

39                         Other Information

40                         Not Applicable

41                         Not Applicable

42                         Not Applicable

43                         Not Applicable

44                         Purchases

45                         Other Information

46                         Access to Your Money

47                         Not Applicable

48                         Not Applicable

49                         Not Applicable

50                         Not Applicable

51                         The Company; Purchases

52                         Investment Options

53                         The Separate Account

54                         Not Applicable

55                         Not Applicable

56                         Not Applicable

57                         Not Applicable

58                         Not Applicable

59                         Financial Statements




           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY

                           BMA VARIABLE LIFE ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

     This Prospectus describes the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America
(BMA).

     The Policy has been designed to be used to create or conserve one's estate, retirement planning and other insurance needs of individuals and businesses.

     The Policy has 44 investment choices--a Fixed Account and 43 Investment Options listed below.

     When You buy a Policy, to the extent You have selected the Investment Options, You bear the complete investment risk. Your Accumulation Value and, under certain circumstances, the Death Benefit under the Policy may increase or decrease or the duration of the Policy may vary depending on the investment experience of the Investment Option(s) You select.

You can put Your money in the Fixed Account and/or any of the following Investment Options:

INVESTORS MARK SERIES FUND, INC.

    MANAGED BY STANDISH, AYER & WOOD, INC.

    Intermediate Fixed Income
    Mid Cap Equity
    Money Market

    MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.

    Global Fixed Income

    MANAGED BY STEIN ROE & FARNHAM, INCORPORATED

    Small Cap Equity
    Large Cap Growth

    MANAGED BY DAVID L. BABSON & CO. INC.

    Large Cap Value

    MANAGED BY LORD, ABBETT & CO.

    Growth & Income

    MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

    Balanced

BERGER INSTITUTIONAL PRODUCTS TRUST

    MANAGED BY BERGER ASSOCIATES

    Berger IPT--100
    Berger IPT--Growth and Income
    Berger IPT--Small Company Growth

    MANAGED BY BBOI WORLDWIDE LLC

    Berger/BIAM IPT--International

CONSECO SERIES TRUST

    MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

    Asset Allocation
    Common Stock
    Corporate Bond
    Government Securities

THE ALGER AMERICAN FUND

    MANAGED BY FRED ALGER MANAGEMENT, INC.

    Alger American Growth
    Alger American Leveraged AllCap
    Alger American MidCap Growth
    Alger American Small Capitalization

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

    VP Income & Growth
    VP International
    VP Value

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

    MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND

    MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND

    MANAGED BY THE DREYFUS CORPORATION

    Disciplined Stock
    International Value

FEDERATED INSURANCE SERIES

    MANAGED BY FEDERATED ADVISERS

    Federated High Income Bond II
    Federated International Equity II
    Federated Utility II

INVESCO VARIABLE INVESTMENT FUNDS, INC.

    MANAGED BY INVESCO FUNDS GROUP, INC.

    INVESCO VIF--High Yield
    INVESCO VIF--Industrial Income

LAZARD RETIREMENT SERIES, INC.

    MANAGED BY LAZARD ASSET MANAGEMENT

    Lazard Retirement Equity
    Lazard Retirement Small Cap

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

    MANAGED BY NEUBERGER & BERMAN MANAGEMENT INCORPORATED

    Limited Maturity Bond
    Partners

STRONG OPPORTUNITY FUND II, INC.

    MANAGED BY STRONG CAPITAL MANAGEMENT, INC.

    Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

    MANAGED BY STRONG CAPITAL MANAGEMENT, INC.

    Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

    MANAGED BY VAN ECK ASSOCIATES CORPORATION

    Worldwide Bond
    Worldwide Emerging Markets
    Worldwide Hard Assets
    Worldwide Real Estate

     Please read this Prospectus before investing and keep it on file for future reference. It contains important information about the BMA Flexible Premium Adjustable Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the Commission.



    The Policies:

    * are not bank deposits
    * are not federally insured
    * are not endorsed by any bank or government agency
    * are not guaranteed and may be subject to loss of principal

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Date: May 1, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITIONS...............................................................    6
SUMMARY...................................................................    8
1.  THE VARIABLE LIFE INSURANCE POLICY....................................    8
2.  PURCHASES.............................................................    8
3.  INVESTMENT CHOICES....................................................    8
4.  EXPENSES..............................................................   10
5.  DEATH BENEFIT.........................................................   11
6.  TAXES.................................................................   11
7.  ACCESS TO YOUR MONEY..................................................   11
8.  OTHER INFORMATION.....................................................   11
9.  INQUIRIES.............................................................   12
PART I....................................................................   13
1.  THE VARIABLE LIFE INSURANCE POLICY....................................   13
2.  PURCHASES.............................................................   13
     Premiums.............................................................   13
     Waiver of Planned Premiums...........................................   14
     Application for a Policy.............................................   14
     Issue Ages...........................................................   14
     Application of Premiums..............................................   14
     Grace Period.........................................................   15
     Accumulation Unit Values.............................................   15
     Right to Refund......................................................   16
     Exchange of a Policy for a BMA Policy................................   16
3.  INVESTMENT CHOICES....................................................   16
     Transfers............................................................   19
     Dollar Cost Averaging................................................   20
     Asset Rebalancing Option.............................................   20
     Asset Allocation Option..............................................   21
     Substitution.........................................................   21
4.  EXPENSES..............................................................   21
     Premium Charge.......................................................   21
     Monthly Deduction....................................................   22
     Surrender Charge.....................................................   23
     Partial Surrender Fee................................................   24
     Waiver of Surrender Charges..........................................   24
     Reduction or Elimination of the Surrender Charge.....................   25
     Transfer Fee.........................................................   25
     Taxes................................................................   25
     Investment Option Expenses...........................................   25
5.  DEATH BENEFIT.........................................................   29
     Change in Death Benefit Option.......................................   30
     Change in Specified Amount...........................................   31
     Guaranteed Minimum Death Benefit.....................................   32
     Accelerated Death Benefit............................................   32
6.  TAXES.................................................................   33
     Life Insurance in General............................................   33
     Taking Money Out of Your Policy......................................   33
     Diversification......................................................   33
7.  ACCESS TO YOUR MONEY..................................................   34
     Loans................................................................   34
     Surrenders...........................................................   35
8.  OTHER INFORMATION.....................................................   35
     BMA..................................................................   35
     Year 2000............................................................   35
     The Separate Account.................................................   36
     Distributors.........................................................   36
     Administration.......................................................   36
     Suspension of Payments or Transfers..................................   36
     Ownership............................................................   37
PART II...................................................................   37
EXECUTIVE OFFICERS AND DIRECTORS OF BMA...................................   37
OFFICERS AND DIRECTORS OF JONES & BABSON, INC.............................   39
OFFICERS AND DIRECTORS OF CONSECO EQUITY SALES, INC.......................   40
VOTING....................................................................   40
LEGAL OPINIONS............................................................   41
REDUCTION OR ELIMINATION OF SURRENDER CHARGE..............................   41
NET AMOUNT AT RISK........................................................   41
MATURITY DATE.............................................................   41
MISSTATEMENT OF AGE OR SEX................................................   42
OUR RIGHT TO CONTEST......................................................   42
PAYMENT OPTIONS...........................................................   42
FEDERAL TAX STATUS........................................................   42
REPORTS TO OWNERS.........................................................   46
LEGAL PROCEEDINGS.........................................................   46
EXPERTS...................................................................   46
FINANCIAL STATEMENTS......................................................   46
APPENDIX A-Illustration of Policy Values..................................  A-1
APPENDIX B-Rates of Return ...............................................  B-1

                                  DEFINITIONS

     ACCUMULATION VALUE: The sum of Your Policy values in the Subaccounts, the Fixed Account and the Loan Account.

     ACCUMULATION UNIT: A unit of measure used to calculate Your Accumulation Value in the Subaccounts.

     AGE: Issue Age is age nearest birthday on the Policy Date. Attained Age is the Issue Age plus the number of completed Policy Years.

     AUTHORIZED REQUEST: A request, in a form satisfactory to Us, which is received by the BMA Service Center.

     BENEFICIARY: The person named in the application or at a later date to receive the Death Proceeds of the Policy or any rider(s).

     BMA: Business Men's Assurance Company of America.

     BMA SERVICE CENTER: The office indicated in the Summary to which notices, requests and Premiums must be sent. All sums payable to Us under the Policy are payable only at the BMA Service Center.

     BUSINESS DAY: Each day that the New York Stock Exchange is open for business. The Separate Account will be valued each Business Day.

     CASH SURRENDER VALUE: The Accumulation  Value less the surrender charge, if
any,  that  applies  if  the  Policy  is   surrendered  in  full  and  less  any
Indebtedness.

     DEATH BENEFIT: The amount used to determine the Death Proceeds payable upon the death of the Primary Insured. The Death Benefit can be either Level or Adjustable.

     DEATH PROCEEDS: The Death Proceeds equal the Death Benefit as of the date of the Primary Insured's death, less any Indebtedness.

     FIXED ACCOUNT: A portion of the General Account into which You can allocate Net Premiums or transfer Accumulation Values. It does not share in the investment experience of any Subaccount of the Separate Account.

     GENERAL ACCOUNT: Our general investment account which contains all of Our assets with the exception of the Separate Account and other segregated asset accounts.

     GRACE PERIOD: The 61 days that follow the date We mail a notice to You for payment if the Cash Surrender Value is not sufficient to cover the Monthly Deduction.

    INDEBTEDNESS:  Unpaid Policy loans plus unpaid Policy loan interest.

     INITIAL SPECIFIED AMOUNT: The amount of coverage selected by You at the time of application and which will be used to determine the Death Benefit.

    INVESTMENT OPTION(S): Those investment options available through the Separate Account.

     LOAN ACCOUNT: An account established within Our General Account for any amounts transferred from the Fixed Account and the Separate Account as a result of loans. The Loan Account is credited with interest and is not based on the experience of any Separate Account.

     MATURITY DATE: The date the Accumulation Value, less any Indebtedness, becomes payable to You, if the Primary Insured is then living.

     MINIMUM SPECIFIED AMOUNT: The smallest Specified Amount the Policy may have is the greater of $50,000, and the Specified Amount a $300 no-lapse annual premium, excluding amounts for riders and Special Rate Classes, will purchase.

     MONTHLY ANNIVERSARY DAY: The same day of each month as the Policy Date for each succeeding month the Policy remains in force. If the Monthly Anniversary falls on a day that is not a Business Day, any Policy transaction due as of that day will be processed the first Business Day following such date.

     MONTHLY DEDUCTION: On the Policy Date and each Monthly Anniversary Day thereafter We deduct certain charges from Your Policy.

     NET PREMIUM: We deduct a Premium Charge from each Premium paid. The Net Premium is the Premium paid less the Premium Charge.

     OWNER: The person entitled to all the ownership rights under the Policy. If Joint Owners are named, all references to You or Owner shall mean Joint Owner.

     POLICY ANNIVERSARY: The same month and day as the Policy Date for each succeeding year the Policy remains in force.

     POLICY DATE: The date by which Policy months, years and anniversaries are measured.

     POLICY MONTH: The one month period from the Policy Date to the same date of the next month, or from one Monthly Anniversary Day to the next.

     POLICY YEAR: The one year period from the Policy Date to the first Policy Anniversary or from one Policy Anniversary to the next.

     PREMIUM: A payment You make towards the Policy and that does not re-pay any Indebtedness.

     PRIMARY INSURED: The person whose life is insured under the Policy.

     RATE CLASS: This is anything that would affect the level of Your Premium, such as health status and tobacco use.

     REINSTATEMENT: To restore coverage after the Policy has terminated.

     SEPARATE ACCOUNT: A segregated asset account maintained by Us in which a portion of Our assets has been allocated for this and certain other policies.

     SPECIFIED AMOUNT: The Initial Specified Amount plus each increase to the Specified Amount and less each decrease to the Specified Amount.

     UNDERWRITING PROCESS: The underwriting process begins the day We receive Your application at the BMA Service Center and ends the day We receive and approve all required documents, including the initial Premium, necessary to put the Policy in force.

     US, WE, OUR: Business Men's Assurance Company of America.

     YOU, YOUR, YOURS: The Owner of the Policy.

                                    SUMMARY

     The prospectus is divided into three sections: Summary, Part I and Part II. The sections in this summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Even more detailed information is contained in Part II.

     1. THE VARIABLE LIFE INSURANCE POLICY: The variable life insurance policy offered by BMA is a contract between You, the Owner, and BMA, an insurance company.

     The Policy provides for the payment of the Death Proceeds to Your selected Beneficiary upon the death of the Primary Insured which should be excludable from the gross income of the Beneficiary. The Policy can be used to create or conserve one's estate or to save for retirement. The Policy can also be used for certain business purposes, such as keyman insurance. The Primary Insured is the person whose life is insured under the Policy. The Primary Insured can be the same person as the Owner but does not have to be.

     Under the Policy, You may, subject to certain limitations, make Premium payments, in any amount and at any frequency. The Policy provides an
Accumulation Value, surrender rights, loan privileges and other features traditionally associated with life insurance.

     The Policy has a no-lapse guarantee in the first five years providing the No-Lapse Monthly Minimum Premiums are paid. After this period, the Policy can lapse (terminate without value) when the Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period of 61 days has expired without an adequate payment being made.


     You should consult Your Policy for further understanding of its term and conditions and for any state-specific provisions and variances that may apply to Your Policy.

     2. PURCHASES: You can buy the Policy by completing the proper forms. Your registered representative can help You. The minimum initial Premium We will accept will be computed for You with respect to the Specified Amount You have requested. We will also compute the No-Lapse Monthly Minimum Premium. In some circumstances We may contact You for additional information regarding the Primary Insured and may require the Primary Insured to provide Us with medical records, physician's statement or a complete paramedical examination.

     The Policy is a flexible premium policy and unlike traditional insurance policies, there is no fixed schedule for Premium payments after the initial Premium. Although You may establish a schedule of Premium payments (Planned Premium), if you fail to make the Planned Premium payments it will not necessarily cause the Policy to lapse nor will paying the Planned Premium guarantee that a Policy will remain in force until maturity. Under most circumstances it is anticipated that You will need to make additional Premium payments, after the initial Premium, to keep the Policy in force.

     3. INVESTMENT CHOICES: You can put Your money in the Fixed Account or in any or all of these Investment Options which are described in the prospectuses for the funds:

INVESTORS MARK SERIES FUND, INC.

    MANAGED BY STANDISH, AYER & WOOD, INC.

    Intermediate Fixed Income
    Mid Cap Equity
    Money Market

    MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.

    Global Fixed Income

    MANAGED BY STEIN ROE & FARNHAM, INCORPORATED

    Small Cap Equity
    Large Cap Growth

    MANAGED BY DAVID L. BABSON & CO. INC.

    Large Cap Value

    MANAGED BY LORD, ABBETT & CO.

    Growth & Income

    MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

    Balanced

BERGER INSTITUTIONAL PRODUCTS TRUST

    MANAGED BY BERGER ASSOCIATES

    Berger IPT--100
    Berger IPT--Growth and Income
    Berger IPT--Small Company Growth

    MANAGED BY BBOI WORLDWIDE LLC

    Berger/BIAM IPT--International

CONSECO SERIES TRUST

    MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

    Asset Allocation
    Common Stock
    Corporate Bond
    Government Securities

THE ALGER AMERICAN FUND

    MANAGED BY FRED ALGER MANAGEMENT, INC.

    Alger American Growth
    Alger American Leveraged AllCap
    Alger American MidCap Growth
    Alger American Small Capitalization

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

    VP Income & Growth
    VP International
    VP Value

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

    MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND

    MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND

    MANAGED BY THE DREYFUS CORPORATION

    Disciplined Stock
    International Value

FEDERATED INSURANCE SERIES

    MANAGED BY FEDERATED ADVISERS

    Federated High Income Bond II
    Federated International Equity II
    Federated Utility II

INVESCO VARIABLE INVESTMENT FUNDS, INC.

    MANAGED BY INVESCO FUNDS GROUP, INC.

    INVESCO VIF--High Yield
    INVESCO VIF--Industrial Income

LAZARD RETIREMENT SERIES, INC.

    MANAGED BY LAZARD ASSET MANAGEMENT

    Lazard Retirement Equity
    Lazard Retirement Small Cap

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

    MANAGED BY NEUBERGER & BERMAN MANAGEMENT INCORPORATED

    Limited Maturity Bond
    Partners

STRONG OPPORTUNITY FUND II, INC.

    MANAGED BY STRONG CAPITAL MANAGEMENT, INC.

    Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

    MANAGED BY STRONG CAPITAL MANAGEMENT, INC.

    Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

    MANAGED BY VAN ECK ASSOCIATES CORPORATION

    Worldwide Bond
    Worldwide Emerging Markets
    Worldwide Hard Assets
    Worldwide Real Estate

    4. EXPENSES: The Policy has both insurance and investment features, and there are costs related to each that reduce the return on Your investment.

    We deduct a Premium Charge from each Premium payment made. The Premium Charge is as follows:

Policy Years 1-10:     5.5% of all Premiums.

Policy Years 11 and
  later:               4.0% of all Premiums.

    We deduct a Policy Charge each month from the unloaned Accumulation Value of the Policy. The Policy Charge is as follows:

Policy Year 1:         $25 each month

Policy Years 2 and
  later:               Currently, $5 each
                       month. This charge is
                       not guaranteed and
                       may be increased but
                       it will not exceed
                       $10.

    We deduct a Risk Charge each month from the unloaned Accumulation Value of the Policy. The Risk Charge is calculated as follows:

Policy Years 1-10:     Each month, .80%, on
                       an annual basis, of
                       the Accumulation
                       Value in the Separate
                       Account.

Policy Years 11 and
  later:               Each month, .40%, on
                       an annual basis, of
                       the Accumulation
                       Value in the Separate
                       Account.

     Each month We will make a deduction from the unloaned Accumulation Value of the Policy for the cost of insurance. This charge will depend upon the Specified Amount, Your Accumulation Value, and the sex, age and Rate Class of the Primary Insured. We may also charge for any riders attached to the Policy. The maximum deduction that will be made for cost of insurance is 83.33333 per $1,000 net amount at risk. This is the rate at attained age 98. Therefore, this is most likely not the rate You will be charged. Maximum rates vary by sex, tobacco use and attained age and range from 0.08420 to 83.33333 per $1,000 net amount at risk. See "Expenses--Monthly Deduction--Cost of Insurance" in Part I for more information.

     There are also daily investment charges which apply to the average daily value of the Investment Options. These charges are deducted from the Investment Options and range on an annual basis from .28% to 1.50%, depending on the Investment Option.

     If You take out more than the Free Partial Surrender Percentage, We may assess a surrender charge which depends upon Your Initial Specified Amount, the year of surrender, issue Age, sex and Rate Class. The maximum surrender charge that will be deducted is $44.56 per $1,000 specified amount. The maximum varies by issue age, sex and tobacco use and ranges from $5.40 to $44.56 per $1,000. See "Expenses--Surrender Charge" in Part I for more information. The surrender charge for total surrenders is level for the first four Policy Years then grades down each month beginning in the fifth Policy Year and is zero at the end of Policy Year ten. Your Policy is issued with a surrender charge schedule which shows the surrender charge at the end of the Policy Year. The charge is not affected by Special Rate Classes nor by the addition of riders.

     When You make a partial surrender, We assess a pro-rata portion of the surrender charge. In the event that You increase Your Specified Amount, a new surrender charge schedule will be imposed on the increased amount.

     There is a partial surrender fee of $25 assessed for any partial surrender in addition to any surrender charge that may be assessed. The partial surrender fee is deducted from the unloaned Accumulation Value of the Policy. The Free Partial Surrender Percentage is excluded from these charges.

     Each transfer after 12 in any Policy Year, unless the transfer is pre-scheduled, will incur a transfer fee of $25.


     5. DEATH BENEFIT: The amount of the Death Benefit depends on:

     * the Specified Amount of Your Policy,

     * the Death Benefit option in effect at the time of death, and

     * under some circumstances Your Policy's Accumulation Value.

There are two Death Benefit options: Level Death Benefit and Adjustable Death Benefit. Under certain circumstances You can change Death Benefit options. You can also change the Specified Amount under certain circumstances.

     The actual amount payable to Your Beneficiary is the Death Proceeds which is equal to the Death Benefit less any Indebtedness. At the time of application for a Policy, You designate a Beneficiary who is the person or persons who will receive the Death Proceeds. You can change Your Beneficiary unless You have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

    All or part of the Death Proceeds may be paid in a lump sum or applied under one of the Payment Options contained in the Policy.

     6. TAXES: Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the Death Proceeds paid under the Policy should be excludable from the gross income of the Beneficiary. Your earnings in the Policy are not taxed until You take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If You are younger than 59 1/2 when You take money out of a MEC, You may also be subject to a 10% federal tax penalty on the earnings withdrawn.

     7. ACCESS TO YOUR MONEY: You can terminate the Policy at any time and We will pay You the Cash Surrender Value. After the first Policy Year, You may surrender a part of the Cash Surrender Value subject to the requirements of the Policy. When You terminate Your Policy or make a partial surrender, a surrender charge (or a portion thereof in the case of a partial surrender) may be assessed. Once each Policy Year, on a non-cumulative basis, You may make a free partial surrender of up to 10% of Your unloaned Accumulation Value.

     You can also borrow some of Your Accumulation Value.

     8. OTHER INFORMATION:

     FREE LOOK. You can cancel the Policy within ten days after You receive it (or whatever period is required in Your state) and We will refund all Premiums paid less any Indebtedness. Upon completion of the Underwriting Process, We will allocate the initial Net Premium to the Money Market Portfolio for fifteen days (or the Free Look period required in Your state plus five days). After that, We will invest Your Accumulation Value as You requested.

     WHO SHOULD PURCHASE THE POLICY? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their Policies through investment in the Investment Options.

     The Policy offers the following to individuals:

     - create or conserve one's estate

     - supplement retirement income

     - access to funds through loans and surrenders

     The Policy offers the following to businesses:

     - protection for the business in the event a key employee dies

     - provide debt protection for business loans

     - create a fund for employee benefits, buy outs and future business needs.

     If You currently own a variable life insurance policy on the life of the Primary Insured, You should consider whether the purchase of the Policy is appropriate.

     Also, You should carefully consider whether the Policy should be used to replace an existing Policy on the life of an Insured.

    ADDITIONAL FEATURES

     - You can arrange to have a regular amount of money automatically transferred from the Money Market Portfolio to the Investment Options each month, theoretically giving You a lower average cost per unit over time than a single one time purchase. We call this feature the Dollar Cost Averaging Option.

     - We will automatically readjust Your money between Investment Options periodically to keep the blend You select. We call this feature the Asset Rebalancing Option.

     - If the Primary Insured becomes terminally ill, We will pay You a portion of the Death Benefit. We call this feature the Accelerated Death Benefit Rider.

     - If You pay a certain required Premium, We guarantee that the Policy will not lapse even if Your Accumulation Value is not sufficient to cover the Monthly Deductions. We call this feature the Guaranteed Minimum Death Benefit Rider.

     - If the Primary Insured becomes totally disabled, We will waive the Monthly Deduction, excluding the Risk Charge, or the Planned Premium. This is provided by the Waiver of Monthly Deductions Rider or the Waiver of Planned Premium Rider.

     - We also offer a number of additional riders that are common for universal life policies.

     These features and riders may not be available in Your state and may not be suitable for Your particular situation.

     9. INQUIRIES: If You need more information about buying a Policy, please contact Us at:

        BMA
        P.O. Box 412879
        Kansas City, Missouri 64141-2879
        1-888-262-8131

     If You need policy owner service (such as changes in policy information, inquiry into policy values, or to make a loan), please contact Us at our service center:

        BMA
        P.O. Box 66793
        St. Louis, Missouri 63166-6793
        1-800-423-9398

                                     PART I

1.  THE VARIABLE LIFE INSURANCE POLICY

     The variable life insurance policy is a contract between You, the Owner, and BMA, an insurance company. The Policy can be used to create or conserve one's estate and retirement planning for individuals. It can also be used for certain business purposes.

     The Policy provides for life insurance coverage on the Primary Insured and has Accumulation Values, a Death Benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the Accumulation Value, to the extent invested in the Investment Options, will increase or decrease depending upon the investment experience of those Investment Options. The duration or amount of the Death Benefit may also vary based on the investment performance of the underlying Investment Options. To the extent You allocated Premium or Accumulation Value to the Separate Account, You bear the investment risk. If the Cash Surrender Value is insufficient to pay the Monthly Deductions, the Policy may terminate.

     Because the Policy is like traditional and universal life insurance, it provides a Death Benefit which will be paid to Your named Beneficiary. When the Primary Insured dies, the Death Proceeds are paid to Your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free Death Proceeds makes this an excellent way to accumulate money You don't think you'll use in Your lifetime and is a tax-efficient way to provide for those You leave behind. If You need access to Your money, You can borrow from the Policy or make a total or partial surrender.

     You should consult Your Policy for further understanding of its term and conditions and for any state-specific provisions and variances that may apply to Your Policy.

2.  PURCHASES

PREMIUMS

     Premiums are the monies You give Us to buy the Policy. The Policy is a Flexible Premium Policy which allows You to make Premium payments in any amount and at any time, subject of course to making sufficient Premium payments to keep the Policy in force. Even though the Policy is flexible, when You apply for coverage You can establish a schedule of Premium payments (Planned Premium). The Planned Premium is selected by You. Thus they will differ from Policy to Policy. You should consult Your Registered Representative about Your Planned Premium.

     We guarantee that the Policy will stay in force for the first five years after issue if total Premiums paid are at least as great as:

     1.   the cumulative five year No-Lapse Monthly Minimum Premium; plus

     2.   the total of all partial surrenders made; plus

     3.   indebtedness.

     We will establish a No-Lapse Monthly Minimum Premium at the time you apply for coverage which is the smallest level of Planned Premium.

     The Policy will remain in force if the Cash Surrender Value is greater than zero regardless of how long it has been in force.

     Additional Premiums may be paid at any time. However, We reserve the right to limit the number and amount of additional Premiums. Under some circumstances, We may require evidence that the Primary Insured is still insurable. All Premiums are payable at the BMA Service Center.

WAIVER OF PLANNED PREMIUMS

     You can elect to have a Waiver of Planned Premium Rider added to Your Policy. The rider provides for the Planned Premium to be waived by crediting a Premium equal to the monthly waiver benefit on each Monthly Anniversary Day during the Primary Insured's total disability beginning before age 60 and continuing 6 months or more. Premiums paid during the first 6 months of disability are refunded, and subsequent Premiums are waived as long as total disability continues. The monthly waiver benefit to be credited as a Premium to the Policy while benefits are payable under the rider is the Planned Premium at the time the disability begins.

     All Monthly Deductions will continue to be made.

     If at the end of any Policy Month while benefits are being paid under the rider, the Cash Surrender Value is not sufficient to cover the Monthly Deductions, the credit of the monthly waiver benefit will cease, and the Monthly Deductions will be waived as long as total disability continues.

     You should consult the rider for the terms and conditions. The rider is available as an alternative to the Waiver of Monthly Deductions. You can select either the Waiver of Monthly Deduction Rider or the Waiver of Planned Premium Rider but not both.

APPLICATION FOR A POLICY

     In order to purchase a Policy, You must submit an application to Us that requests information about the proposed Primary Insured. In some cases, We will ask for additional information. We may request that the Primary Insured provide Us with medical records, physician's statement or possibly require other medical tests.

ISSUE AGES

     We currently issue to Primary Insureds whose ages are: 20-80 for Standard rates and 20-70 for Preferred rates.

     We will review all the information We are provided about the Primary Insured and determine whether or not the Primary Insured meets Our standards for issuing the Policy. This process is called underwriting. If the Primary Insured meets all of Our underwriting requirements, We will issue a Policy. There are several underwriting classes under which the Policy may be issued.

     The underwriting period could be up to 60 days or longer from the time the application is signed. If We receive the initial Premium with the application, Your Registered Representative will give you a conditional receipt. If You receive a conditional receipt, you will have conditional coverage. The conditional receipt provides coverage from the later date of receipt of the application, the medical exam, if required, and the money being received at the BMA Service Center. It will expire 60 days from the effective date. The conditional insurance is subject to a number of restrictions and is only applicable if the proposed Primary Insured was an acceptable risk for the insurance applied for.

APPLICATION OF PREMIUMS

     When You purchase a Policy and We receive money with Your application, We will initially put Your money in Our General Account. Your money will remain in Our General Account during the Underwriting Process. Upon completion of the Underwriting Process, Your money will be moved to the Money Market Portfolio where it will remain for 15 days (or the period required in Your state plus five days). After the 15 days, We will allocate Your money to the Investment Option(s) You requested in the application. All allocation directions must be in whole percentages. If You pay additional Premiums, We will allocate them in the same way as Your first Premium unless You tell Us otherwise.

     If You change Your mind about owning a Policy, You can cancel it within 10 days after receiving it (or the period required in Your state) (Free Look Period). (If the Owner is a resident of California and is age 60 or older, the period is 30 days.) When You cancel the Policy within this time period, We will not assess a Surrender Charge and will give You back Your Premium payment less any Indebtedness.

     When Your application for the Policy is in good order, We will invest Your first Premium in the Money Market Portfolio within two days after We have completed Our underwriting. Subsequent Premiums will be allocated in accordance with the selections in Your application.

     If as a result of Our underwriting review, We do not issue You a Policy, We will return Your Premium, and interest, if any, required by Your state. If We do issue a Policy, on the Policy Date We will deduct the first Monthly Deduction and credit interest. The maximum first Monthly Deduction is 100% of the first net Premium paid. The maximum deduction that We will take from the Premium is 5.5% of the Premium paid.

GRACE PERIOD

     Your Policy will stay in effect as long as Your Cash Surrender Value is sufficient to cover Monthly Deductions. If the Cash Surrender Value of Your Policy is not enough to cover these deductions, We will mail You a notice. You will have 61 days from the time the notice is mailed to You to send Us the required payment. This is called the Grace Period. Because this Policy has a five year no-lapse guarantee, the Policy will not terminate if the No Lapse Monthly Minimum Premiums are paid during this five year period.

ACCUMULATION UNIT VALUES

     The value of Your Policy that is invested in the Investment Option(s) will go up or down depending upon the investment performance of the Investment Option(s) You choose. In order to keep track of the value of Your Policy, We use a unit of measure We call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.)

     Every Business Day We determine the value of an Accumulation Unit for each of the Investment Options. The value of an Accumulation Unit for any given Business Day is determined by multiplying a factor We call the net investment factor times the value of the Accumulation Unit for the previous Business Day. We do this for each Investment Option. The net investment factor is a number that reflects the change (up or down) in an underlying Investment Option share. Our Business Days are each day that the New York Stock Exchange is open for business. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

     When You make a Premium payment, We credit Your Policy with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of Net Premium allocated to an Investment Option by the value of the Accumulation Unit for the Investment Option for the Business Day when the Premium payment is applied to Your Policy.

     We calculate the value of an Accumulation Unit for each Investment Option after the New York Stock Exchange closes each Business Day and then apply it to Your Policy.

     When We assess the Monthly Deductions, We do so by deducting Accumulation Units from Your Policy. When You have selected more than one Investment Option and/or the Fixed Account, We make the deductions pro-rata from all the Investment Options and the Fixed Account.

     When You make a surrender We determine the number of Accumulation Units to be deducted by dividing the amount of the surrender from an Investment Option by the value of an Accumulation Unit for the Investment Option. The resulting number of Accumulation Units is deducted from Your Policy. When You make a transfer from one Investment Option to another We treat the transaction by its component parts, i.e. a surrender and a purchase.

EXAMPLE:

     On Monday We receive a Premium payment from You. You have told Us You want $700 of this payment to go to the Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, We determine that the value of an Accumulation Unit for the Large Cap Value Portfolio is $12.70. We then divide $700 by $12.70 and credit Your Policy on Monday night with 55.12 Accumulation Units for the Large Cap Value Portfolio.

RIGHT TO REFUND

     To receive the tax treatment accorded life insurance under Federal laws, insurance under the Policy must initially qualify and continue to qualify as life insurance under the Internal Revenue Code. To maintain qualification to the maximum extent permitted by law, We reserve the right to return Premiums you have paid which We determine will cause any coverage under the Policy to fail to qualify as life insurance under applicable tax law and any changes in applicable tax laws or will cause it to become a Modified Endowment Contract (MEC). Additionally, We reserve the right to make changes in the Policy or to make distributions to the extent We determine necessary to continue to qualify the Policy as life insurance and to comply with applicable laws. We will provide You advance written notice of any change.

     If subsequent Premium payments will cause Your Policy to become a MEC We will contact You prior to applying the Premium. If You elect to have the Premium applied, We require that You acknowledge in writing that You understand the tax consequences of a MEC before We will apply the Premiums. Section 6 contains a discussion of certain tax considerations provisions including MECs.

EXCHANGE OF A POLICY FOR A BMA POLICY

     Under federal tax law a life insurance policy may be exchanged tax-free for another life insurance policy. However, a policy received in exchange for a MEC will also be treated as a MEC. Any exchange of a policy for a BMA Policy must meet Our policy exchange rules in effect at that time.

3.  INVESTMENT CHOICES

     The Policy offers 44 investment choices--a Fixed Account and 43 Investment Options. Additional Investment Options may be available in the future.

     You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your policy.

     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BMA. Certain portfolios are also sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     BMA may enter into certain arrangements under which it is reimbursed by the
Investment   Options'   advisers,   distributors   and/or   affiliates  for  the
administrative services which it provides to the portfolios.

INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisors, LLC (Adviser), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios. Each Investment option has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual Investment Option. The following Investment Options are available under the Policy.

     STANDISH, AYER & WOOD, INC. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIOS:

     Intermediate Fixed Income Portfolio

     Mid Cap Equity Portfolio

     Money Market Portfolio

     STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIO:

        Global Fixed Income Portfolio

     STEIN ROE &  FARNHAM,  INCORPORATED  IS THE  SUB-ADVISER  TO THE  FOLLOWING
PORTFOLIOS:

     Small Cap Equity Portfolio

     Large Cap Growth Portfolio

     DAVID L. BABSON & CO., INC. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIO:

     Large Cap Value Portfolio

     LORD, ABBETT & CO. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIO:

     Growth & Income Portfolio

     KORNITZER  CAPITAL  MANAGEMENT,  INC. IS THE  SUB-ADVISER  TO THE FOLLOWING
PORTFOLIO:

     Balanced Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide LLC is the adviser to the Berger/BIAM IPT--International Fund. BBOI Worldwide LLC has retained Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). The following Investment Options are available under the Policy:

       Berger IPT--100 Fund (long-term capital appreciation)

       Berger IPT--Growth and Income Fund

       Berger IPT--Small Company Growth Fund

       Berger/BIAM IPT--International Fund

CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Capital Management, Inc. is the investment adviser to the portfolios. The following Investment Options are available under the Policy:

       Asset Allocation Portfolio

       Common Stock Portfolio

       Corporate Bond Portfolio

       Government Securities Portfolio

THE ALGER AMERICAN FUND

     The Alger  American  Fund is a mutual fund with multiple  portfolios.  Fred
Alger  Management,   Inc.  serves  as  the  investment  adviser.  The  following
Investment Options are available under the Policy:

       Alger American Growth Portfolio

       Alger American Leveraged AllCap Portfolio

       Alger American MidCap Growth Portfolio

       Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following Investment Options are available under the Policy:

       VP Income & Growth

       VP International

       VP Value (long-term capital growth with income as a secondary objective)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following Investment Options are available under the Policy:

       Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard &
         Poor's 500 Composite Stock Price Index)

       International Value Portfolio

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Advisers is the investment adviser. The following Investment Options are available under the Policy:

       Federated High Income Bond Fund II

       Federated International Equity Fund II

       Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following Investment Options are available under the Policy:

       INVESCO VIF--High Yield Portfolio

       INVESCO VIF--Industrial Income Portfolio (seeks high current income with capital appreciation as a secondary goal)

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following Investment Options are available under the Policy:

       Lazard Retirement Equity Portfolio

       Lazard Retirement Small Cap Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

     Each portfolio of Neuberger & Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger & Berman Management Incorporated. The following Investment Options are available under the Policy:

       Limited Maturity Bond Portfolio

       Partners Portfolio (capital growth)

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund managed by Strong Capital Management, Inc. The following Investment Option is available under the Policy:

       Opportunity Fund II (capital growth)

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following Investment Option is available under the Policy:

       Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following Investment Options are available under the Policy:

       Worldwide Bond Fund

       Worldwide Emerging Markets Fund

       Worldwide Hard Assets Fund

       Worldwide Real Estate Fund

TRANSFERS

     You can transfer money among the Fixed Account and the Investment Options. You can make 12 free transfers each Policy Year. You can make a transfer to or from the Fixed Account and to or from any Investment Option. If You make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer:

     1. The minimum amount which You can transfer from the Fixed Account or any Investment Option is $250 or Your entire interest in the Investment Option or the Fixed Account, if the remaining balance is less than $250.

     2. The maximum amount which can be transferred from the Fixed Account is limited to 25% of the Accumulation Value in the Fixed Account. Only one transfer out of the Fixed Account is allowed each Policy Year. These requirements are waived if the transfer is pursuant to a pre-scheduled transfer.

     3. The minimum amount which must remain in any Investment Option or Fixed Account after a transfer is $250.

     4. A transfer will be effective as of the end of the Business Day when We receive an Authorized Request at the BMA Service Center.

     5. Neither Us nor Our BMA Service Center is liable for a transfer made in accordance with Your instructions.

     6. We reserve the right to restrict the number of transfers per year and to restrict transfers from being made on consecutive Business Days.

     7. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include but not be limited to:

     a.   a requirement of a minimum time period between each transfer;

     b. not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Owner; or

     c. limiting the dollar amount that may be transferred by an Owner at any one time.

Telephone Transfers

     You may elect to make transfers by telephone. To elect this option You must do so in an Authorized Request. If there are Joint Owners, unless We are instructed to the contrary, instructions will be accepted from either one of the Joint Owners. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If We do not, We may be liable for any losses due to unauthorized or fraudulent instructions. The BMA Service Center tape records all telephone instructions. Transfers do not change the allocation instructions for future Premiums.

DOLLAR COST AVERAGING

     The Dollar Cost Averaging Option allows You to systematically transfer a set amount each month from the Money Market Portfolio to any of the other Investment Option(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, You may be less susceptible to the impact of market fluctuations.

     The minimum amount which can be transferred each month is $250. You must have an unloaned Accumulation Value of at least $5,000. The amount required to complete Your program must be in the source account in order to participate in dollar cost averaging.

     All dollar cost averaging transfers will be made on the 15th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. You must participate in dollar cost averaging for at least 6 months.

     If You participate in dollar cost averaging, the transfers made under this option are not taken into account in determining any transfer fee.

ASSET REBALANCING OPTION

     Once Your money has been allocated among the Investment Options, the performance of the Accumulation Value of each option may cause Your allocation to shift. If the unloaned Accumulation Value of Your Policy is at least $5,000, You can direct Us to automatically rebalance Your Policy each quarter to return to Your original percentage allocations by selecting Our asset rebalancing option. The program will terminate if You make any transfer outside of the Investment Options You have selected under the asset rebalancing option. The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. The Fixed Account is not part of asset rebalancing.

     If You participate in the asset rebalancing option, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

     Assume that You want the Accumulation Value split between two Investment Options. You want 40% to be in the Intermediate Fixed Income Portfolio and 60% to be in the Mid Cap Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Intermediate Fixed Income Portfolio now represents 50% of Your holdings because of its increase in value. If You had chosen to have Your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of Your units in the Intermediate Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION OPTION

     We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of Your money among the Investment Options available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with Our administrative rules regarding such programs.

     We have made no independent investigation of these programs. We have only established that these programs are compatible with Our administrative systems and rules.

     Even though We permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Options, and when We become aware of such disruptive practices, We may modify the transfer provisions of the Policy.

     If You participate in an approved asset allocation program, the transfers made under the program are not taken into account in determining any transfer fee.

SUBSTITUTION

     We may be required to substitute one of the Investment Options You have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give You notice of Our intent to do this.

4. EXPENSES

     There are charges and other expenses associated with the Policy that reduce the return on Your investment in the Policy. The charges and expenses are:

PREMIUM CHARGE

     We deduct a Premium Charge ffrom each Premium payment You make. We consider a portion of the Premium Charge a sales load. The sales load portion is 3.5% of Premiums paid during the first ten Policy Years and 2.0% of Premiums paid thereafter. The portion of the Surrender Charge that does not recover issue and underwriting expenses is assessed as a sales load but only if the Policy is surrendered during the first ten Policy Years. The Premium Charge is as follows:

Policy Years 1-10:....................................  5.5% of all Premiums.
Policy Years 11 and thereafter:.......................  4.0% of all Premiums.

     The Premium Charge is to cover some of Our costs incurred in selling the Policy and in issuing it, such as commissions, premium tax, DAC tax (Deferred Acquisition Costs) and administrative costs.

MONTHLY DEDUCTION

     The initial Monthly Deduction is made on the Policy Date but does not include a Risk Charge. On each Monthly Anniversary Day We make a Monthly Deduction from the Accumulation Value of Your Policy. The Monthly Deduction will be taken on a pro-rata basis from the Investment Options and the Fixed Account, exclusive of the Loan Account. The Monthly Deduction equals:

        a. the Cost of Insurance for the Policy; plus

        b. the monthly rider charges, if any; plus

        c. the Risk Charge; plus

        d. the monthly Policy Charge

     COST OF INSURANCE. This charge compensates Us for insurance coverage provided for the month. The cost of insurance charge for a Policy month equals the appropriate current cost of insurance rate per $1,000, including any special Rate Classes, times the net amount at risk. The net amount at risk is different for the Level Death Benefit Option and the Adjustable Death Benefit Option. Part II contains a more detailed description of the net amount at risk.

     The monthly cost of insurance rate, per $1,000 of net amount at risk, is based on:

     * the Specified Amount,

     * issue age of the Primary Insured,

     * sex of the Primary Insured,

     * Rate Class of the Primary Insured and

     * the Policy Year.

The maximum monthly cost of insurance rate ranges from 0.08420 to 83.33333 per $1,000. The table below shows the largest maximum monthly cost of insurance rate for all of the ages in the range. The maximum rate for most ages in the range will be smaller.

               MAXIMUM MONTHLY COST OF INSURANCE RATES PER $1,000

                                          Male                     Female
                                ------------------------  ------------------------
Attained Age                    Non- Tobacco   Tobacco    Non- Tobacco   Tobacco
------------------------------  ------------  ----------  ------------  ----------
20-29.........................      0.14010      0.19437      0.10005      0.12341
30-39.........................      0.17850      0.30049      0.16097      0.22778
40-49.........................      0.37912      0.73630      0.32558      0.50808
50-59.........................      0.96089      1.79681      0.66576      0.99290
60-69.........................      2.65338      4.29327      1.63207      2.19463
70-80.........................      8.16248     10.74533      5.59571      6.58858
81-99.........................     83.33333     83.33333     83.33333     83.33333



     Generally, We use a cost of insurance rate that is less than the maximum rate. The table below compares the maximum cost of insurance rate to the rate that is currently being used (current rate) during the first Policy Year. The rates below are based on the preferred non-tobacco Rate Class and a $150,000 Specified Amount.

                   MONTHLY COST OF INSURANCE RATE COMPARISON

                                                                        COST OF INSURANCE RATE
                                                                        ----------------------
SEX                                                         ISSUE AGE    CURRENT     MAXIMUM
---------------------------------------------------------     -----     ---------  -----------
Male.....................................................          45     0.26313     0.27708
Female...................................................          50     0.31223     0.34983
Male.....................................................          55     0.47878     0.65401

     We will determine the monthly cost of insurance rates based on the expectations as to future experience. We may charge less than the maximum cost of insurance rates as shown in the Table of Cost of Insurance Rates contained in Your Policy. Any change in the cost of insurance rates will apply to all Primary Insureds of the same Age, sex, Rate Class and Policy Year. The cost of insurance rates are greater for insureds in special Rate Classes.

     MONTHLY RIDER CHARGES. We charge separately for any riders attached to the Policy. We deduct the cost of the riders for a Policy Month as part of the Monthly Deduction on each Monthly Anniversary Day.

     RISK CHARGE. We assess a Risk Charge which is deducted as part of the Monthly Deduction. The Risk Charge is calculated as follows:

Per Policy Month for Policy
  Years 1-10:.......................  .80%, on an annual basis, of the
                                      Accumulation Value in the Separate
                                      Account.

Per Policy Month for Policy
  Years 11 and later:...............  .40%, on an annual basis, of the
                                      Accumulation Value in the Separate
                                      Account.

     The Risk Charge compensates Us for some of the mortality risks We assume, and the risk that We will experience costs above that for which We are compensated. It also compensates Us for some of the administrative costs in administering the Policy. We expect to profit from the charge.

     POLICY CHARGE. We assess a Policy Charge which is deducted each Monthly Anniversary Day. The Policy Charge is:

Per Policy Month for Policy
  Year 1:...........................  $25

Per Policy Month for Policy
  Years 2 and later:................  Currently, $5. This charge is not guaranteed and may be increased but
                                      it will not exceed $10.

     The Policy Charge compensates Us for some of the administrative costs of the Policy and the Separate Account.

     WAIVER OF MONTHLY DEDUCTION. You can elect to have a Waiver of Monthly Deduction Rider added to Your Policy. This rider provides for all Monthly Deductions, excluding the Risk Charge, to be waived during the Primary Insured's total disability beginning before age 60 and continuing 6 months or more. Any Monthly Deductions, excluding the Risk Charge, made during the first 6 months will be credited back to the Accumulation Value and subsequent Monthly Deductions, excluding the Risk Charge, are waived as long as total disability continues.

     You should consult the rider for the terms and conditions. The rider is available as an alternative to the Waiver of Planned Premiums. You can select either the Waiver of Monthly Deduction Rider or the Waiver of Planned Premium Rider but not both. The rider is not available if the Policy is issued with the Guaranteed Minimum Death Benefit.

SURRENDER CHARGE

     If the Policy is surrendered before the 10th Policy Anniversary or within 10 years following the effective date of any increase in Specified Amount, a Surrender Charge may be deducted. The amount of the Surrender Charge depends upon:

     * Your Specified Amount,

     * the year of surrender,

     * issue Age of the Primary Insured,

     * sex of the Primary Insured, and

     * Rate Class of the Primary Insured.

The Surrender Charge specific to Your Policy is shown on Your Policy Schedule. The maximum Surrender Charge that will be assessed ranges from $5.40 to $44.56 per $1,000 of Specified Amount. The table below shows the maximum Surrender Charge per $1,000 for all of the ages in the range. The maximum Surrender Charge for some ages in the range will be smaller.

                  MAXIMUM INITIAL SURRENDER CHARGES PER $1,000

                                          Male                     Female
                                ------------------------  ------------------------
Issue Age                       Non- Tobacco   Tobacco    Non- Tobacco   Tobacco
------------------------------  ------------  ----------  ------------  ----------
20-29.........................   $  8.10      $  9.18      $  7.20      $  8.10
30-39.........................     12.43        14.78        10.92        12.43
40-49.........................     19.32        23.87        16.28        18.91
50-59.........................     29.52        35.07        23.52        28.11
60-69.........................     41.64        44.56        32.49        38.00
70-80.........................     49.94        42.29        35.97        39.41

     The charge is not affected by special Rate Classes nor by the addition of riders. After the fourth Policy Year, or after four years following the effective date of an increase, the Surrender Charge between Policy Years will be pro-rated monthly. When there is a partial surrender of Cash Surrender Value, a pro-rata portion of the Surrender Charge is assessed for any amount that the Specified Amount is reduced. The pro-rata Surrender Charge is calculated in the same manner as for a requested decrease.

     The Surrender Charge and the pro-rata Surrender Charge compensates Us for the costs associated with selling the Policy and for issue and underwriting expenses.

PARTIAL SURRENDER FEE

     When there is a partial surrender of the Cash Surrender Value, in addition to any Surrender Charge that may be assessed, We will charge a Partial Surrender Fee of $25. This charge compensates Us for administrative expenses associated with a surrender.


     The Surrender Charge and Partial Surrender Fee are deducted from the unloaned Accumulation Value of the Policy. The Partial Surrender Fee is deducted pro-rata from the Investment Option(s) and/or the Fixed Account from which the withdrawal is made.

WAIVER OF SURRENDER CHARGES

     After the first Policy Anniversary, the Surrender Charge may be waived in the following circumstances:

     FREE PARTIAL SURRENDER AMOUNT. Once each Policy Year, on a non-cumulative basis, You may make a free partial surrender up to 10% of the unloaned Accumulation Value without the imposition of the Partial Surrender Fee or the Surrender Charge. If you totally surrender the Policy later for its Cash Surrender Value, then the pro-rata Surrender Charges for each free partial surrender will be assessed at the time of surrender.

     CONFINEMENT. The Surrender Charge will not apply if:

     (1) You are confined in a long term care facility, skilled or intermediate nursing facility or hospital;

     (2) You have been so confined for at least 90 consecutive days;

     (3) a physician certifies that confinement is required because of sickness or injury; and

     (4) You were not so confined on the Policy Date.

     Proof of confinement will be required in a form satisfactory to Us.

     TOTAL DISABILITY. The Surrender Charge will not apply if:

     (1)  You are totally disabled;

     (2)  You have been so disabled for at least 90 days;

     (3)  a physician certifies that You are totally disabled; and

     (4)  You were not so disabled on the Policy Date.

     Proof of disability will be required in a form satisfactory to Us.

     INVOLUNTARY UNEMPLOYMENT. The Surrender Charge will not apply if:

     (1) You were employed on a "full time" basis (working at least 17 hours per week) on the Policy Date;

     (2) Your employment was terminated by Your employer;

     (3) You remain unemployed for at least 90 days; and

     (4) You certify in writing at the time You make Your surrender request that You are still unemployed.

     DIVORCE. The Surrender Charge will not apply if:

     (1) You were married on the Policy Date;

     (2) subsequent to the Policy Date a divorce proceeding is filed; and

     (3) You certify in writing at the time You make Your surrender request that You are now divorced.</R.

     We will not assess pro-rata Surrender Charges for earlier free partial withdrawals if You make a total surrender due to confinement, total disability, involuntary unemployment or divorce.

     Not all options may be available in all states.

REDUCTION OR ELIMINATION OF THE SURRENDER CHARGE

     We may reduce or eliminate the amount of the Surrender Charge when the Policy is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the Policy or a prospective purchaser already had a relationship with Us. We will not deduct a Surrender Charge under a Policy issued to an officer, director or employee of BMA or any of its affiliates.

TRANSFER FEE

     You can make 12 free transfers every Policy Year. If You make more than 12 transfers a year, We will deduct a transfer fee of $25. If We do assess a transfer fee, it will be deducted from the amount transferred.

     If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or Asset Allocation Option, it will not count in determining the transfer fee.

TAXES

     We may assess a charge against the Policy for any taxes attributable to the Separate Account. We do not expect to incur any such taxes.

INVESTMENT OPTION EXPENSES

     There  are  deductions  from and  expenses  paid out of the  assets  of the
various   Investment   Options,   which  are  summarized  below.  See  the  fund
prospectuses for more information.

                           INVESTMENT OPTION EXPENSES

     (as a percentage of the average daily net assets of an Investment Option)

                                                                                                       TOTAL ANNUAL
                                                                                      OTHER EXPENSES     PORTFOLIO
                                                                                          (AFTER      EXPENSES (AFTER
                                                                                      REIMBURSEMENT    REIMBURSEMENT
                                                             MANAGEMENT      12b-1     FOR CERTAIN      FOR CERTAIN
                                                                FEES         FEES      PORTFOLIOS)      PORTFOLIOS)
                                                            -------------  ---------  --------------  ---------------
INVESTORS MARK SERIES FUND, INC.(1)
  Intermediate Fixed Income Portfolio.....................         .60%       --              .20%            .80%
  Mid Cap Equity Portfolio................................         .80%       --              .10%            .90%
  Money Market Portfolio..................................         .40%       --              .10%            .50%
  Global Fixed Income Portfolio...........................         .75%       --              .25%           1.00%
  Small Cap Equity Portfolio..............................         .95%       --              .10%           1.05%
  Large Cap Growth Portfolio..............................         .80%       --              .10%            .90%
  Large Cap Value Portfolio...............................         .80%       --              .10%            .90%
  Growth & Income Portfolio...............................         .80%       --              .10%            .90%
  Balanced Portfolio......................................         .80%       --              .10%            .90%

BERGER INSTITUTIONAL PRODUCTS TRUST(2)
  Berger IPT--100 Fund....................................         .00%       --             1.00%           1.00%
  Berger IPT--Growth and Income Fund......................         .00%       --             1.00%           1.00%
  Berger IPT--Small Company Growth Fund...................         .00%       --             1.15%           1.15%
  Berger/BIAM IPT--International Fund.....................         .00%       --             1.20%           1.20%

CONSECO SERIES TRUST(3)
  Asset Allocation Portfolio(4)...........................         .55%       --              .20%            .75%
  Common Stock Portfolio(4)...............................         .60%       --              .20%            .80%
  Corporate Bond Portfolio................................         .50%       --              .20%            .70%
  Government Securities Portfolio.........................         .50%       --              .20%            .70%

THE ALGER AMERICAN FUND
  Alger American Growth Portfolio.........................         .75%       --              .04%            .79%
  Alger American Leveraged AllCap Portfolio(5)............         .85%       --              .15%           1.00%
  Alger American MidCap Growth Portfolio..................         .80%       --              .04%            .84%
  Alger American Small Capitalization Portfolio...........         .85%       --              .04%            .89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP International........................................        1.50%       --              .00%           1.50%
  VP Value................................................        1.00%       --              .00%           1.00%
  VP Income & Growth......................................         .70%       --              .00%            .70%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........         .75%       --              .07%            .82%

DREYFUS STOCK INDEX FUND..................................         .25%       --              .03%            .28%

DREYFUS VARIABLE INVESTMENT FUND
  Disciplined Stock Portfolio.............................         .75%       --              .27%           1.02%
  International Value Portfolio...........................        1.00%       --              .42%           1.42%


                                                                                                       TOTAL ANNUAL
                                                                                      OTHER EXPENSES     PORTFOLIO
                                                                                          (AFTER      EXPENSES (AFTER
                                                                                      REIMBURSEMENT    REIMBURSEMENT
                                                             MANAGEMENT      12b-1     FOR CERTAIN      FOR CERTAIN
                                                                FEES         FEES      PORTFOLIOS)      PORTFOLIOS)
                                                            -------------  ---------  --------------  ---------------
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II(6)...................         .51%       --              .29%            .80%
  Federated International Equity Fund II(6)...............         .00%       --             1.25%           1.25%
  Federated Utility Fund II(6)............................         .48%       --              .37%            .85%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF--High Yield Portfolio(7)....................         .60%       --              .27%            .87%
  INVESCO VIF--Industrial Income Portfolio(7).............         .75%       --              .20%            .95%

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity Portfolio(8)...................         .75%         .25%          .50%           1.50%
  Lazard Retirement Small Cap Portfolio(8)................         .75%         .25%          .50%           1.50%

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST(9)
  Limited Maturity Bond Portfolio.........................         .65%       --              .12%            .77%
  Partners Portfolio......................................         .80%       --              .06%            .86%

STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II.....................................        1.00%       --              .15%           1.15%

STRONG VARIABLE INSURANCE FUNDS, INC.
  Growth Fund II(10)......................................        1.00%       --              .20%           1.20%

VAN ECK WORLDWIDE INSURANCE TRUST(11)
  Worldwide Bond Fund.....................................        1.00%       --              .12%           1.12%
  Worldwide Emerging Markets Fund.........................        1.00%       --            (.20)%            .80%
  Worldwide Hard Assets Fund..............................        1.00%       --              .17%           1.17%
  Worldwide Real Estate Fund..............................         .00%       --             1.00%           1.00%

- ------------------------

     1. Investors Mark Advisors, LLC has voluntarily agreed to reimburse expenses of each Portfolio of Investors Mark Series Fund, Inc. for the first year of operations so that the annual expenses do not exceed the amounts set forth above under "Total Annual Portfolio Expenses" for each Portfolio. Absent such expense reimbursement, the Total Annual Portfolio Expenses are estimated to be: 1.15% for the Money Market Portfolio; 2.04% for the Intermediate Fixed Income Portfolio; 2.04% for the Global Fixed Income Portfolio; 1.10% for the Mid Cap Growth Portfolio; 1.10% for the Balanced and Growth & Income Portfolios; 1.25% for the Small Cap Equity Portfolio; and 1.02% for the Large Cap Growth and Large Cap Value Portfolios.

     2. The Funds' investment advisers have voluntarily agreed to waive their advisory fee and have voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT-- Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT-- International Fund would have been .75%, .75%, .90%, and .90% respectively, their Other Expenses would have been: 8.43%, 8.87%, 4.91% and 2.93%, respectively, and their Total Annual Portfolio Expenses would have been 9.18%, 9.62%, 5.81% and 3.83%, respectively.

     3. Conseco Capital Management, Inc., the investment adviser of Conseco Series Trust, has voluntarily agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Portfolio, as long as such reimbursement would not result in a Portfolio's inability to qualify as a regulated investment company under the Code: 0.75% for the Asset Allocation Portfolio; 0.80% for the Common Stock Portfolio; 0.70% for the Corporate Bond Portfolio and Government Securities Portfolio. The total percentages in the above table is after reimbursement. In the absence of expense reimbursement, the total fees and expenses in 1997 would have totaled: 0.84% for the Asset Allocation Portfolio; 0.80% for the Common Stock Portfolio; 0.77% for the Corporate Bond Portfolio; and 0.92% for the Government Securities Portfolio. These numbers do not reflect the management fee waiver with respect to the Asset Allocation Portfolio and the Common Stock Portfolio discussed in footnote 4 below.

     4. Conseco Capital Management, Inc., since January 1, 1993, has voluntarily waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .65% for the Asset Allocation Portfolio; and .65% for the Common Stock Portfolio. Absent the management fee waiver and expense reimbursement arrangements (discussed in footnote 3 above), the Total Annual Portfolio Expenses would have been .94% for the Asset Allocation Portfolio and .85% for the Common Stock Portfolio.

     5. The Alger American Leveraged AllCap Portfolio's "Other Expenses" include .04% of interest expense.

     6. In the absence of a voluntary management fee waiver by Federated Advisers, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.60% and 0.89%, respectively, for High Income Bond Fund II and 0.75% and 1.12%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Advisers, the Management Fee, Other Expenses and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00%, 1.21% and 2.21%, respectively.

     7. Certain expenses are being absorbed voluntarily by the investment adviser. In the absence of such voluntary expense limitation, the Other Expenses and Total Operating Expenses for the fiscal period ended December 31, 1997 would have been .34% and .94% for the INVESCO VIF--High Yield Portfolio and .22% and
 .97% for the INVESCO VIF--Industrial Income Portfolio. With respect to the INVESCO VIF--Industrial Income Portfolio and the INVESCO VIF--High Yield
Portfolio, certain fund expenses are absorbed voluntarily by INVESCO Funds Group, Inc. (IFG) pursuant to a commitment to limit the INVESCO VIF--Industrial Income Portfolio's annual expenses to no more than .90% of the Fund's average net assets prior to July 6, 1998 and to no more than 1.15% of the Fund's average net assets effective July 6, 1998 and to limit the INVESCO VIF--High Yield Portfolio's annual expenses to no more than .80% of the Fund's average net assets prior to July 6, 1998 and to no more than 1.05% of the Fund's average net assets effective July 6, 1998. The Fund reimburses IFG for its costs in providing, or assuring that participating insurance companies provide, certain services in an amount up to $10,000 per year (base fee), plus .015% of the net assets of the Fund, plus, effective July 6, 1998, an additional .25% of gross new assets (new sales of shares, exchanges into the Fund and reinvestment of dividends and capital gains distributions) of the Fund (incremental fees). IFG may pay all or a portion of the base fee and the incremental fees to other companies that assist in providing the services. If the additional 0.25% administrative services fee had been charged during the fiscal year ended December 31, 1997, the Fund estimates that "Other Expenses" and "Total Operating Expenses" would have been .59% and 1.19%, respectively for the INVESCO VIF--High Yield Portfolio and .47% and 1.22%, respectively for the INVESCO VIF--Industrial Income Portfolio.

     It should be noted that the Portfolio's actual expenses were lower than the figures shown because the Portfolio's custodian fees and pricing expenses were reduced under expense offset arrangements. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offsetting arrangements, the figures shown above do not reflect these reductions.

     8. The Investment Manager has agreed to voluntarily reimburse expenses to the extent total Fund expenses exceed, on an annual basis, 1.50% of the Fund's average net assets. The Investment Manager has advised BMA that it will continue its voluntary expense reimbursement arrangement through May 1, 1999. Fees and expenses for both the Lazard Retirement Equity Portfolio and Lazard Retirement Small Cap Portfolio are based on estimates for the current fiscal year. Absent such arrangement, the expenses for the Lazard Retirement Equity Portfolio for the current fiscal year are estimated to be 32.64%, and the expenses for the Lazard Retirement Small Cap Portfolio for the current fiscal year are estimated to be 13.19%

     9. Neuberger & Berman Advisers Management Trust is divided into portfolios (Portfolios), each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fees" include the total of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series.

     10. Strong Capital Management, Inc., the investment adviser of the Strong Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. Absent the expense reimbursement (cap) arrangement, Other Expenses would have been 1.81% and Total Annual Portfolio Expenses would have been 2.81%.

     11. All figures are annualized. Expenses of the Worldwide Real Estate Fund, which commenced operation in June 1997, are being assumed by the Fund's investment adviser. Without such assumption, Worldwide Real Estate Fund's Management Fee would be 1.00%, Other Expenses (annualized) would be 3.88% and Total Expenses would be 4.88%. Other Expenses of Worldwide Real Estate Fund are an estimate which assumes $80 million in average daily net assets, and may be greater or less than those shown. Prior to April 30, 1997, Worldwide Hard Assets Fund was named Gold and Natural Resources Fund. Other Expenses of the Worldwide Hard Assets Fund are net of soft dollar credits. Without such credits, Other Expenses would have been 0.18% and Total Annual Portfolio Expenses would have been 1.18%. Other Expenses of Worldwide Emerging Markets Fund are net of the reduction of the Fund's operating fees in connection with a fee arrangement, based on cash balances left on deposit with the custodian, and net of the waiver or assumption by the Fund's investment adviser of certain fees and expenses. Without such fee arrangement and, to a lesser extent, the waiver/assumption, Other Expenses would have been 0.34% and Total Expenses would have been 1.34%. The Fund's investment adviser is no longer waiving or assuming fees and expenses.

5. DEATH BENEFIT

     The primary purpose of the Policy is to provide Death Benefit protection on the life of the Primary Insured. While the Policy is in force, if the Primary Insured dies, the Beneficiary(ies) will receive the Death Proceeds. The Death Proceeds equal the Death Benefit under the Policy less any Indebtedness.

     The amount of the Death Benefit depends upon:

     *    the Specified Amount,

     * Your Policy's Accumulation Value on the date of the Primary Insured's death, and

     *    the Death Benefit Option in effect at the time of death.

     The Policy provides two Death Benefit options:

     *    a Level Death Benefit, and

     *    an Adjustable Death Benefit.

     So long as the Policy remains in force, the Death Benefit under either option will never be less than the Specified Amount.

     LEVEL DEATH BENEFIT OPTION. The amount of the Death Benefit under the Level Death Benefit Option is the greater of:

    1.  the Specified Amount on the date of death; or

    2. the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Minimum Death Benefit Corridor Percentages shown below.

     ADJUSTABLE DEATH BENEFIT OPTION. The amount of the Death Benefit under the Adjustable Death Benefit Option is the greater of:

     1. the Specified Amount on the date of death plus the Accumulation Value on the date of death; or

     2. the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Minimum Death Benefit Corridor Percentages shown below.

     The applicable percentage is a percentage that is based on the attained Age of the Primary Insured at the beginning of the Policy Year and is equal to the following:

ATTAINED    CORRIDOR     ATTAINED     CORRIDOR
   AGE     PERCENTAGE       AGE      PERCENTAGE
- ---------  -----------  -----------  -----------
  0-40        250%          60          130%
   41         243%          61          128%
   42         236%          62          126%
   43         229%          63          124%
   44         222%          64          122%
   45         215%          65          120%
   46         209%          66          119%
   47         203%          67          118%
   48         197%          68          117%
   49         191%          69          116%
   50         185%          70          115%
   51         178%          71          113%
   52         171%          72          111%
   53         164%          73          109%
   54         157%          74          107%
   55         150%         75-90        105%
   56         146%          91          104%
   57         142%          92          103%
   58         138%          93          102%
   59         134%          94          101%
                          95-100        100%

CHANGE IN DEATH BENEFIT OPTION

     You may change the Death Benefit option after the Policy has been in force for at least one year, subject to the following:

     1.   You must submit an Authorized Request;

     2. once the Death Benefit option has been changed, it cannot be changed again for one year from the date of the change;

     3. if the Level Death Benefit Option is to be changed to the Adjustable Death Benefit Option, You must submit proof satisfactory to Us that the Primary Insured is still insurable;

     4. if the Level Death Benefit Option is changed to the Adjustable Death Benefit Option the resulting Specified Amount can never be less than 50% of the Minimum Specified Amount. The Specified Amount will be reduced to equal the Specified Amount less the Accumulation Value on the date of change. This decrease will not result in any decrease in Premiums or Surrender Charges; and

     5. if the Adjustable Death Benefit Option is changed to the Level Death Benefit Option, the Specified Amount will be increased by an amount equal to the Accumulation Value on the date of the change. This increase will not result in any increase in Premiums or Surrender Charges.

     Any change in a Death Benefit option will take effect on the Monthly Anniversary Date on or following the date We approve the request for the change.

CHANGE IN SPECIFIED AMOUNT

     You may change the Specified Amount of the Policy effective on any Monthly Anniversary Day after the Policy has been in force at least one year, subject to the following requirements. Once the Specified Amount has been changed, it cannot be changed again for one year from the date of a change.

    SPECIFIED AMOUNT INCREASE.  To increase the Specified Amount You must:

     1.   submit an application for the increase;

     2. submit proof satisfactory to Us that the Primary Insured is an insurable risk; and

     3.   pay any additional Premium which is required.

     The Specified Amount can only be increased before the Primary Insured reaches Age 80. A Specified Amount increase will take effect on the Monthly Anniversary Day on or following the day We approve the application for the increase. The Specified Amount increase must be for at least $10,000. Each increase will have its own Surrender Charge schedule based on the increased issue Age, sex and Rate Class. The Rate Class that applies to any Specified Amount increase may be different from the Rate Class that applies to the Initial Specified Amount. Each increase will have its own cost of insurance rate.

     The  following  changes  will be made to reflect the  increase in Specified
Amount:

     1.   the No-Lapse Monthly Minimum Premium will be increased;

     2. an additional Surrender Charge for the increase in Specified Amount will apply.

     We will furnish You with documentation showing You any change in Rate Class for the Specified Amount increase, the amount of the increase and the additional Surrender Charges.

     SPECIFIED AMOUNT DECREASE. You must request by Authorized Request any decrease in the Specified Amount. The decrease will take effect on the later of:

     1. the Monthly Anniversary Day on or following the day We receive Your request for the decrease; or

     2. the Monthly Anniversary Day one year after the last change in Specified Amount was made.

     A Specified Amount decrease will be used to reduce any previous increases to the Specified Amount which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left over after all Specified Amount increases have been reduced to zero, it will be used to reduce the Initial Specified Amount. We will not permit a Specified Amount decrease that would reduce the Specified Amount below the Minimum Specified Amount. The applicable Surrender Charge for the amount of decrease will be deducted from the Accumulation Value.

     The No-Lapse Monthly Minimum Premium will be reduced to reflect the Specified Amount decrease.

GUARANTEED MINIMUM DEATH BENEFIT

     You can elect to have a Guaranteed Minimum Death Benefit Rider added to Your Policy. This rider guarantees that the Death Benefit under Your Policy will never be less than the Specified Amount during the Guaranteed Minimum Death Benefit (GMDB) period provided that the GMDB payment requirement has been met.

     The GMDB Period is determined for each issue Age in accordance with the following:

ISSUE AGE                                                     GMDB PERIOD
- -----------------------------------------------------------  -------------
20-35......................................................    25 years
36-50......................................................    to age 60
51-55......................................................    10 years
56-59......................................................    to age 65

     There is no separate charge for this rider but in order to have the GMDB provided by the rider You must pay a certain level of Premiums each month which is greater than the No-Lapse Monthly Minimum Premium. The GMDB payment requirement is that the sum of all premiums paid less any partial surrenders and less any Indebtedness are at least as large as the sum of the GMDB monthly Premiums since the Policy Date. The payment requirement for the GMDB rider must be met on each Monthly Anniversary Day even though Premiums do not need to be paid monthly. The GMDB Monthly Premium is determined by the Primary Insured's issue Age, sex and Rate Class and includes all rider costs. Ask Your registered representative for the particulars to Your own situation.

ACCELERATED DEATH BENEFIT

     If the Primary Insured is terminally ill, under the Accelerated Death Benefit rider, We will pre-pay a portion of the Death Benefit. You may elect to have an Accelerated Death Benefit. You can only elect this benefit one time, regardless of the amount You selected. No premium is charged for this rider.

     You can choose an amount between 10% and 50% of the Specified Amount. The maximum benefit amount is the greater of $250,000 and 10% of the Specified Amount. The remaining amount of the Specified Amount in Your Policy must be at least equal to 50% of the Minimum Specified Amount.

     Benefits as specified under the Policy will be reduced upon receipt of an Accelerated Death Benefit amount. If you receive an Accelerated Death Benefit amount, it may be taxable. You should contact Your personal tax or financial adviser for specific information.

     After an Accelerated Death Benefit payment is made, the Policy will remain in force and reduced Premiums will be payable. The Policy's Specified Amount, Accumulation Value and Surrender Charge will be reduced by the percentage of the requested portion of the available amount as specified in the rider. Any outstanding Loan will be reduced by the portion of the Loan and repaid by the same percentage as the Accelerated Death Benefit percentage as described in the rider.

     The receipt of an Accelerated Death Benefit amount may adversely affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.

     The amount available will be reduced by an interest charge and any repayment of Indebtedness. The interest charge is based on the same interest charge that is used to determine loans.

6. TAXES

     NOTE: BMA has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any person. You should consult your own tax adviser about your own circumstances. BMA has included an additional discussion regarding taxes in Part II.

LIFE INSURANCE IN GENERAL

     Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

     Simply stated, these rules provide that You will not be taxed on the earnings on the money held in Your life insurance policy until You take the money out. Beneficiaries generally are not taxed when they receive the Death Proceeds upon the death of the Primary Insured.

TAKING MONEY OUT OF YOUR POLICY

     You, as the Owner, will not be taxed on increases in the value of Your Policy until a distribution occurs either as a surrender or as a loan. If Your Policy is a Modified Endowment Contract (MEC) any loans or withdrawals from the Policy will be treated as first coming from earnings and then from Your investment in the Policy. Consequently, these earnings are included in taxable income.

     The Internal Revenue Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

     (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If Your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as indebtedness under the Policy and not as a taxable distribution. See Federal Tax Status in
Part II for more details.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Options are being managed so as to comply with such requirements.

     Under current Federal tax law, it is unclear as to the circumstances under which You, because of the degree of control You exercise over the underlying investments, and not Us would be considered the Owner of the shares of the Investment Options. If You are considered the Owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that You, as the Owner of the Policy, could be treated as the Owner of the Investment Options. Due to the uncertainty in this area, BMA reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY

LOANS

     We will loan You money while the Policy is in force and not in a Grace Period. The Policy will be the sole security for the loan. We will advance a loan amount not to exceed the loan value. The loan must be secured by proper assignment of the Policy. We may defer granting loans but not for more than six months.

     The Accumulation Value securing the loan is transferred to the Loan Account on a pro-rata basis. The amount transferred from each Investment Option and the Fixed Account will equal the ratio of the value each bears to the total unloaned Accumulation Value. If You desire other than the above, You may specify the specific Investment Option from which the transfer is to be made.

     Any Indebtedness will be deducted from any amount payable under the Policy.

     No new loan may be taken which, in combination with existing loans and accrued interest, is greater than the Loan Value.

     EFFECT OF A LOAN. A Policy loan will result in Accumulation Value being transferred from the Investment Options or the Fixed Account to the Loan Account. A Policy Loan, whether or not unpaid, will have a permanent effect on the death benefits and Policy values, because the amount of the Policy Loan transferred to the Loan Account will not share in the investment results of the Investment Options while the Policy Loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Options and/or the Fixed Account, the values and benefits under the Policy will be reduced (and the Policy may even lapse) as a result of the Policy Loan. Furthermore, if not repaid, the Policy Loan will reduce the amount of Death Benefit and Cash Surrender Value.

     LOAN VALUE. The loan value is equal to 90% of the Accumulation Value as of the date the Authorized Request for the loan is received at the BMA Service Center less:

     (a) an amount equal to the Surrender Charge, if any, that applies if the Policy is surrendered in full;

     (b) any existing Indebtedness;

     (c) interest on all Indebtedness on the Policy to the next Policy Anniversary; and

     (d) prior to the ninth Policy Month, an amount equal to the balance of the Monthly Deductions for the first Policy Year; or on or after the ninth Policy Month, an amount equal to the sum of the next three Monthly Deductions.


     LOAN INTEREST (CHARGED). You must pay interest in advance on the first interest payment due date and on each Policy Anniversary that follows at the loan interest rate which is shown on Your Policy Schedule. The interest rate applies to the unpaid balance of the loan. The first interest payment is due on the date of the loan.

     If you do not pay loan interest, we will transfer the difference between the value of the Loan Account and the Indebtedness from the Investment Options and the Fixed Account on a pro-rata basis to the Loan Account.

     INTEREST CREDITED. The Accumulation Value in the Loan Account will earn interest at a rate not less than 4%. For Policy Years 11 and after, the Accumulation Value in the Loan Account will earn interest at the Loan Interest Rate.

     LOAN REPAYMENT. You may repay loans at any time while the Policy is in force. There is no minimum loan repayment amount. The amount equivalent to a loan repayment will be deducted from the Loan Account and allocated to the originating Investment Options and the Fixed Account in the same percentage as was used for the transfers to the Loan Account.

     AMOUNTS RECEIVED BY US WILL BE APPLIED AS PREMIUMS UNLESS WE ARE OTHERWISE INSTRUCTED TO APPLY SUCH AMOUNTS AS REPAYMENT OF THE LOAN.

     TERMINATION FOR MAXIMUM INDEBTEDNESS. The Policy will terminate when Indebtedness equals or exceeds the Accumulation Value less the Surrender Charge, if any, that applies if the Policy is surrendered in full. Termination will be effective 61 days after We send notice of the termination to Your last known address and the last known address of any assignee of record. A termination of the Policy may have Federal income tax consequences. (See Part II--Federal Tax Status--Tax Treatment of Loans and Surrenders).

SURRENDERS

     TOTAL SURRENDER. You may terminate the Policy at any time by submitting an Authorized Request to the BMA Service Center. We will pay the Cash Surrender Value to You as of the Business Day the Authorized Request is received in good order and Our liability under the Policy will cease. We may assess a Surrender Charge.

     PARTIAL SURRENDER. After the first Policy Year, You may surrender a part of the Cash Surrender Value by submitting an Authorized Request to the BMA Service Center. All partial surrenders are subject to the following:


     1.   A partial surrender must be for at least $250.

     2. Unless You specify otherwise, the partial surrender will be deducted on a pro-rata basis from the Fixed Account and the Investment Options. The Surrender Charge and the Partial Surrender Charge are also deducted from the Accumulation Value. You may specify if a different allocation method is to be used. However the proportion to be taken from the Fixed Account may never be greater than the Fixed Account's proportion of the total unloaned Accumulation Value.

     3.   You cannot replace the surrendered Cash Surrender Value.

     4. Upon a partial surrender, the Specified Amount may be reduced if the Level Death Benefit Option is in effect. The Specified Amount will not be reduced if the Adjustable Death Benefit Option is in effect. The Specified Amount will be reduced by the amount of the partial surrender if the Policy is not in corridor. (A Policy is in corridor if the Accumulation Value exceeds certain specified percentages as set forth in the Internal Revenue Code.)

     5. You can make a partial surrender twice each Policy Year. The partial surrender will be limited to such amounts so that the partial surrender will not reduce the Specified Amount below the Minimum Specified Amount, or reduce the remaining Cash Surrender Value below $500.

     6. We may assess a pro-rata portion of the Surrender Charge for any amount by which the Specified Amount is reduced. We may also assess a Partial Surrender Fee.

8. OTHER INFORMATION

BMA

     Business Men's Assurance Company of America ("BMA" or the "Company"), BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108 was incorporated in 1909 under the laws of the state of Missouri. BMA is licensed to do business in the District of Columbia, Puerto Rico and all states except New York. BMA operates as a reinsurer in the state of New York. BMA is a wholly owned subsidiary of Assicurazioni Generali S.p.A., which is the largest insurance organization in Italy.

YEAR 2000

     Some of BMA's computer systems were written using two digits rather than four to define the applicable year. As a result, those computer systems will not recognize the year 2000 which, if not corrected, could cause disruptions of operations, including, among other things, an inability to process transactions or engage in similar normal business activities.

     BMA has developed a plan to modify its information technology to be ready for the year 2000 and has begun converting critical data processing systems. BMA currently expects the project to be substantially complete by late 1998 which is prior to any anticipated impact on its operating systems. Based on this plan, BMA does not believe that the costs to complete such system modifications or replacement will be material to BMA.

THE SEPARATE ACCOUNT

     We have established a separate account, BMA Variable Life Account A (Separate Account), to hold the assets that underlie the Policies.

     The assets of the Separate Account are being held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized and unrealized) resulting from those assets are credited to or charged against the Policies and not against any other Policies We may issue.

DISTRIBUTORS

     Jones & Babson, Inc., 700 Karnes Boulevard, Kansas City, Missouri 64108 and Conseco Equity Sales, Inc., 11815 N. Pennsylvania Street, Carmel, Indiana 46032 act as the co-distributors of the Policies. Jones & Babson, Inc. and Conseco Equity Sales, Inc. will each distribute the Policy in different markets through their own distribution systems. Jones & Babson, Inc. was organized under the laws of the state of Missouri on February 23, 1959. Conseco Equity Sales, Inc. was organized under the laws of the state of Texas on July 12, 1965. Jones & Babson, Inc., and Conseco Equity Sales, Inc. are both members of the National Association of Securities Dealers, Inc. Jones & Babson, Inc. is a wholly owned subsidiary of BMA. Conseco Equity Sales, Inc. is not affiliated with BMA.

     The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for BMA, are also National Association of Securities Dealers (NASD) registered representatives. These persons will receive compensation for this sale.

     BMA has entered into a reinsurance arrangement with Conseco Variable Insurance Company ("Conseco Variable") whereby Conseco Variable will reinsure a portion of the risks associated with the Policy. Conseco Equity Sales, Inc. is an affiliate of Conseco Variable.

ADMINISTRATION

     We have hired NAVISYS (formerly GENELCO, Incorporated), 9735 Landmark Parkway Drive, St. Louis, Missouri to perform certain administrative services regarding the Policies. The administrative services include issuance of the Policy and maintenance of Policy records. Claims are handled jointly between BMA and NAVISYS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers involving an Investment Option for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable or BMA cannot reasonably value the shares of the Investment Options;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the Fixed Account for not more than six months.

OWNERSHIP

     OWNER. You, as the Owner of the Policy, have all of the rights under the Policy. If You die while the Policy is still in force and the Primary Insured is living, ownership passes to a successor Owner or if none, then Your estate becomes the Owner.

     JOINT OWNER. The Policy can be owned by Joint Owners. Authorization of both Joint Owners is required for all Policy changes except for telephone transfers.

     BENEFICIARY. The Beneficiary is the person(s) or entity You name to receive any Death Proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, You can change the Beneficiary at any time before the insured dies. If there is an irrevocable Beneficiary, all Policy changes except Premium allocations and transfers require the consent of the Beneficiary.

     ASSIGNMENT. You can assign the Policy.

                                    PART II

                    EXECUTIVE OFFICERS AND DIRECTORS OF BMA

     As of _____________, 1999 the directors and executive officers of BMA and their business experience for the past five years are as follows:

NAME AND PRINCIPAL                                       POSITIONS AND OFFICES WITH DEPOSITOR AND
BUSINESS ADDRESS *                                     BUSINESS EXPERIENCE FOR THE PAST FIVE YEARS
---------------------------------------  ------------------------------------------------------------------------
Giorgio Balzer                           Director, Chairman of the Board and Chief Executive Officer of BMA; U.S.
                                         Representative--Generali--US Branch.

Robert Thomas Rakich                     Director, President and Chief Operating Officer of BMA from 1995 to present; President and Chief Executive Officer, Laurentian Capital
                                         Corp., 1988 to October, 1995.

Dennis Keith Cisler                      Senior Vice President--Information Systems of BMA from 1991--present.

David Lee Higley                         Senior Vice President and Chief Financial Officer of BMA from
                                         1989--present.

Stephen Stanley Soden                    Senior Vice President--Financial Group from 1994 to present; President &
                                         Executive Vice President from 1985 to 1996, BMA Financial Services, Inc.

Michael Kent Deardorff                   Senior Vice President--Marketing BMA Financial Group from 1996-- present; Vice
                                         President Annuity from 1994 to 1996; Vice President--Advance Markets from 1990 to 1994.

James Evan Kilmer                        Vice President of BMA--Taxes.

Edward Scott Ritter                      Senior Vice President--Insurance Serivces, Corporate Development & Communications
                                         of BMA from 1998 to present; Vice President from 1990 to 1998.

David Allen Gates                        Vice President and General Counsel of BMA from 1998 to present;
                                         Regulatory Affairs Vice President from 1991 to 1998.

Martin Jefferson Fuller                  Senior Vice President--Workplace Benefits of BMA from 1996 to present; Vice President--Sales Employee Benefits Division from 1993 to
                                         1996.

NAME AND PRINCIPAL                                       POSITIONS AND OFFICES WITH DEPOSITOR AND
BUSINESS ADDRESS *                                     BUSINESS EXPERIENCE FOR THE PAST FIVE YEARS
---------------------------------------  ------------------------------------------------------------------------
Robert Noel Sawyer                       Director since 1997, Senior Vice President and Chief Investment Officer
                                         of BMA from 1990 to present.

Vernon Wirt Voorhees II                  Director since 1995, Senior Vice President--Corporate Services and
                                         Secretary of BMA 1990 to present; Senior Vice President-- Finance
                                         1983-1990.

Margaret Mary Heidkamp                   Vice President--Operations, Variable and Asset Accumulation Products of BMA
                                         from 1998 to present; Vice President, Management Services from 1986 to
                                         1998.

Jay Brian Kinnamon                       Vice President and Corporate Actuary of BMA from 1991 to present.

Susan Annette Sweeney                    Vice President--Treasurer & Controller of BMA from 1995 to present;
                                         Chief Financial Officer--Dean Machinery 1995; Manager of
                                         Finance--Jackson County, Missouri from 1991 to 1995.

Gerald Wayne Selig                       Vice President and Actuary--Accumulation Products of BMA from 1998 to present; Actuary--Accumulation Products from 1996 to 1998;
                                         Actuary--Qualified Plan Services from 1989 to 1996.

Thomas Morton Bloch                      Director of BMA since 1993; Teacher, St. Francis Xavier School from
                                         August 1995 to present; President and Chief Executive Officer--H & R
                                         Block, Inc. until 1995.

Gianguido Castagno                       Director of BMA since 1990; Vice President--Head of Valuations
                                         Department--Assicurazioni Generali, S.p.A., Trieste, Italy; Vice
                                         President--Head of Corporate Operations Control Department to December
                                         1997--Assicurazioni Generali.

William Thomas Grant II                  Director of BMA since 1990; President and Chief Executive Officer,
                                         Chairman of the Board--LabOne, from 1997 to present; Chairman and Chief
                                         Executive Officer Seafield Capital Corporation from 1993 to 1997.

Donald Joyce Hall, Jr.                   Director of BMA since 1990; Hallmark Vice President-- Creative--Hallmark
                                         Cards, Inc.; Hallmark Vice President-- Product Development--Hallmark;
                                         Hallmark Vice President-- Creative--Hallmark; General
                                         Manager--Keepsakes--Hallmark; Executive Assistant to Executive Vice
                                         President--Hallmark; Director, Specialty Store Development--Hallmark.

Allan Drue Jennings                      Director of BMA since 1990; Chairman of the Board, President and Chief
                                         Executive Officer--Kansas City Power & Light Company.

David Woods Kemper                       Director of BMA since 1991; Chairman of the Board, President and Chief
                                         Executive Officer--Commerce Bancshares, Inc.

Giorgio Liveris                          Director of BMA since 1992; Head of Life Branch-- Assicurazioni
                                         Generali, S.p.A., Trieste, Italy.

John Kessander Lundberg                  Director of BMA since 1990; Retired.

NAME AND PRINCIPAL                                       POSITIONS AND OFFICES WITH DEPOSITOR AND
BUSINESS ADDRESS *                                     BUSINESS EXPERIENCE FOR THE PAST FIVE YEARS
---------------------------------------  ------------------------------------------------------------------------
John Pierre Mascotte                     Director of BMA since 1990; President and Chief Executive Officer--Blue
                                         Cross Blue Shield of Kansas City, Chairman-- Johnson & Higgins of
                                         Missouri, Inc.; Chairman and Chief Executive Officer--The Continental
                                         Corporation.

Giovanni Perissinotto                    Director of BMA since 1990; Manager of the Accounting and Investment
                                         Department--Assicurazioni Generali, S.p.A., Trieste, Italy; General
                                         Manager--Assicurazioni Generali--1997; Deputy General Manager,
                                         Assicurazioni Generali--1996; Manager of the Accounting and Investment
                                         Department--Assicurazioni Generali--1995; Joint Manager of the
                                         Accounting and Investment Department--Assicurazioni Generali--1993.

------------------------

* Principal business address is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

                 OFFICERS AND DIRECTORS OF JONES & BABSON, INC.

     As of _________, 1999, the following are the officers and directors of Jones & Babson, Inc. and their position with Jones & Babson, Inc.

NAME AND PRINCIPAL
BUSINESS ADDRESS *                                          POSITION WITH JONES & BABSON, INC.
---------------------------------------  ------------------------------------------------------------------------
Larry D. Armel                           President, Director and Chief Executive Officer

P. Bradley Adams                         Vice President, Chief Financial Officer and Treasurer

Michael A. Brummel                       Vice President, Assistant Secretary and Assistant Treasurer

Martin A. Cramer                         Vice President and Secretary

John G. Dyer                             Assistant Secretary and Legal Counsel

Constance B. Martin                      Assistant Vice President

Rui M. Moura                             Vice President

Stephen S. Soden                         Chairman of the Board and Director

Giorgio Balzer                           Director

Robert T. Rakich                         Director

Edward S. Ritter                         Director

Robert N. Sawyer                         Director

Vernon W. Voorhees II                    Director

------------------------

* Principal business address is 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.

              OFFICERS AND DIRECTORS OF CONSECO EQUITY SALES, INC.

     As of _______, 1999, the following are the officers and directors of Conseco Equity Sales, Inc. and their position with Conseco Equity Sales, Inc.

NAME AND PRINCIPAL
BUSINESS ADDRESS *                                       POSITION WITH CONSECO EQUITY SALES, INC.
---------------------------------------  ------------------------------------------------------------------------
L. Gregory Gloeckner                     President and Director

William P. Latimer                       Vice President, Senior Counsel, Secretary and Director

James S. Adams                           Senior Vice President, Treasurer and Director

William T. Devanney, Jr.                 Senior Vice President, Corporate Taxes

Christene H. Darnell                     Vice President, Management Reporting

Donald B. Johnston                       Vice President, National Sales Director

Christine E. Monical                     Second Vice President and Assistant General Counsel

------------------------

* Principal business address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

                                     VOTING

     In accordance with Our view of present applicable law, We will vote the shares of the Investment Options at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. We will vote shares We own in the same proportion as We vote shares for which We have received instructions. The funds do not hold regular meetings of shareholders.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of these laws should change, and as a result We determine that it is permitted to vote the shares of the funds in Our own right, We may elect to do so.

     The voting interests of the Owner in the funds will be determined as follows: Owners may cast one vote for each $100 of Accumulation Value of a Policy which is allocated to an Investment Option on the record date. Fractional votes are counted.

     We will determine the number of shares which a person has a right to vote as of the date to be chosen by Us not more than sixty (60) days prior to the meeting of the fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

     Each Owner having such a voting interest will receive periodic reports relating to the Investment Options in which he or she has an interest, proxy material and a form with which to give such voting instructions.

     DISREGARD OF VOTING INSTRUCTIONS. We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Option to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Option.

     We may also disapprove changes in the investment policy initiated by Owners or trustees of the funds, if such disapproval is reasonable and is based on a good faith determination by Us that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Investment Options or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by Us or of an affiliated company. In the event We disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

                                 LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.

                  REDUCTION OR ELIMINATION OF SURRENDER CHARGE

     We may reduce or eliminate the amount of the Surrender Charge on the Policies when sales of the Policies are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether the Surrender Charge will be reduced after We examine all the relevant factors such as:

     1. We will consider the size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Policies with fewer sales contacts.

     2. We will consider the total amount of Premiums to be received. Per Policy sales expenses are likely to be less on larger Premium payments than on smaller ones.

     3. We will consider any prior or existing relationship with Us. Per Policy sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Policy with fewer sales contacts.

     4. There may be other circumstances, of which We are not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, We determine that there will be a reduction in sales expenses, We may provide for a reduction or elimination of the Surrender Charge.

     We may eliminate the Surrender Charge when the Policies are issued to an officer, director or employee of BMA or any of Our affiliates. In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                               NET AMOUNT AT RISK

     LEVEL DEATH BENEFIT. For the Level Death Benefit Option, the Net Amount at Risk is the greater of:

     1.   the Specified Amount divided by 1.0032737 less the Accumulation Value;
          and

     2. the Accumulation Value times the applicable Minimum Death Benefit Corridor Percentage (shown in Part I Section 5 Death Benefit) divided by 1.0032737, less the Accumulation Value.

     ADJUSTABLE DEATH BENEFIT OPTION. For the Adjustable Death Benefit Option, the Net Amount at Risk is the greater of:

     1. the Specified Amount plus the Accumulation Value divided by 1.0032737, less the Accumulation Value, and

     2. the Accumulation Value times the applicable Minimum Death Benefit Corridor Percentage divided by 1.0032737, less the Accumulation Value.

                                 MATURITY DATE

     The Policy provides that We will pay the Accumulation Value of the Policy, less Indebtedness, to You on the Maturity Date if the Primary Insured is then living. Unless an extension is requested, the Maturity Date will be the Policy Anniversary Date nearest the Primary Insured's 100th birthday.

     At any time within the twelve calendar months prior to the Maturity Date, You may request that the Maturity Date be extended through the Extension of Maturity Date Rider. If We received Your written request prior to the Maturity Date and all past due Monthly Deductions have been paid, the Policy will continue in force beyond the Maturity Date until the earlier of the death of the Primary Insured or the date that We receive Your request to surrender the Policy.

     No rider will be extended past the original Policy Maturity Date.

     Once the Maturity Date extension is in place, the Death Benefit will be the Accumulation Value, less any Indebtedness. The Monthly Deduction will no longer be deducted and no new Premiums will be accepted. Interest or loans, if any, will continue to accrue and will be added to the total Indebtedness.

    Loan repayments will be accepted.

    There is no charge for this rider.

                           MISSTATEMENT OF AGE OR SEX

     The age of the Primary Insured is the Age nearest the Primary Insured's birthday on the Policy Date or Policy Anniversary. We determine this from the date of birth shown in the application. If the date of birth or sex shown on the Policy Schedule is not correct, we will adjust the Death Benefit to that which would be purchased by the most recent cost of insurance charge at the correct date of birth and sex.

                              OUR RIGHT TO CONTEST

     We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Primary Insured's lifetime for two years from the Policy Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Primary Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to Premiums paid less loans and less any surrenders.

                                PAYMENT OPTIONS

    The Death Proceeds may be paid in a lump sum or may be applied to one of the following Payment Options:

    Option 1--Life Annuity

    Option 2--Life Annuity with 120 or 240 Monthly Annuity Payments Guaranteed

    Option 3--Joint and Last Survivor Annuity

    Option 4-- Joint and Last Survivor Annuity with 120 or 240 Monthly Annuity
              Payments Guaranteed.

     You or the Beneficiary can select to have the Payment Options payable on either a fixed or variable basis.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon Our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers.

It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.



     INTRODUCTION. The discussion in this prospectus is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, this discussion is based upon Our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.


     BMA is taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from BMA and its operations form a part of BMA.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as these Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury  Department issued Regulations  (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

     (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

     (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

     (iii)no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

     BMA intends that each Investment Option underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the Owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy Owner was not the Owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the Owner of the assets of the Separate Account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the Owner of the assets of the Separate Account.

     Due to the uncertainty in this area, BMA reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

     TAX TREATMENT OF THE POLICY. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, BMA has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While BMA has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with BMA's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

     POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, BMA believes that the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

     TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

     Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

     Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

     If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions:


     (1)  made on or after the date on which the taxpayer reaches age 59 1/2;

     (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

     (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

     Any loans from a Policy which is not classified as a MEC, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

     You should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.


     MULTIPLE POLICIES. The Code further provides that multiple MECs that are issued within a calendar year period to the same Owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     TAX TREATMENT OF ASSIGNMENTS. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the Owner of Your Policy.

     QUALIFIED PLANS. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the Owner are subject to federal income tax withholding. However, the Owner in most cases may elect not to have taxes withheld. The Owner may be required to pay penalties under the estimated tax rules, if the Owner's withholding and estimated tax payments are insufficient.

                               REPORTS TO OWNERS

     We will at a minimum send to each Owner semi-annual and annual reports of the Investment Options. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. We may elect to send these more often. The statement will show:

     * the current amount of Death Benefit payable under the Policy,

     * the current Accumulation Value,

     * the current Cash Surrender Value,

     * current Loans and

     * all transactions previously confirmed.

     The statement will also show Premiums paid and all charges deducted during the Policy Year.

     Confirmations will be mailed to Policy Owners within seven days of the transaction of:

     (a)  the receipt of Premium;

     (b)  any transfer between Investment Options;

     (c)  any loan, interest repayment, or loan repayment;

     (d)  any surrender;

     (e)  exercise of the free look privilege; and

     (f)  payment of the Death Benefit under the Policy.

    Upon request You are entitled to a receipt of Premium payment.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account or the Co-Distributors are a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                    EXPERTS

     The consolidated financial statements of Business Men's Assurance Company of America at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, have been audited by ___________________________, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

(Financial Statements will be filed by Amendment.)


APPENDIX A

                         ILLUSTRATION OF POLICY VALUES

                                   VERSION A

     In order to show You how the Policy works, We created some hypothetical examples. We chose two males ages 45 and 55 and a female age 50. Our hypothetical insureds are in good health, do not smoke and qualify for preferred non-tobacco rates. The initial and Planned Premiums are shown in the upper portion of each illustration. The Death Proceeds, Accumulation Values and Cash Surrender Values would be lower if the Primary Insured was in a standard non-tobacco, tobacco or special Rate Class since the cost of insurance charges would increase.

     There are three illustrations--all of which are based on the above. We also assumed that the underlying Investment Option had gross rates of return of 0%, 6%, 12%. This means that the underlying Investment Option would earn these rates of return before the deduction of the operating expenses (including the management fee). When these costs are taken into account, the net annual investment return rates (net of an average of approximately ___% for these charges) are approximately ___%, ___% and ___%.

     It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of Your Policy. In order to properly show You how the Policy actually works, We calculated values for the Accumulation Value, Cash Surrender Value and the Death Proceeds. The Death Proceeds are the Death Benefit minus any outstanding loans and loan interest accrued.

     We used the charges We described in the Expenses Section of the Prospectus. These charges are: (1) Premium Charge; (2) Policy Charge; and (3) Risk Charge. We also deducted for the cost of insurance based on both the current charges and the guaranteed charges. The values also assume that each Investment Option will incur expenses annually which are assumed to be approximately ___% of the average net assets of the Investment Option. This is the average of the fees and expenses of the Investment Options in 1998 or estimated (for new Investment Options) through 1999. The expenses of ___% reflect the voluntary waiver of certain advisory fees and/or the reimbursement of operating expenses for certain Investment Options (as noted under Expenses--Investment Option Expenses in Part I of this prospectus). If the advisory fees had not been waived and/or if expenses had not been reimbursed, the average expenses would have been approximately ____%. The investment advisers currently anticipate that the current waiver and/or reimbursement arrangements will continue through at least ___________ to the extent necessary to maintain the total annual portfolio expense levels as described under Expenses--Investment Option Expenses. If the waiver and/or reimbursement arrangements were not in effect, the Death Proceeds, Accumulation Values and the Cash Surrender Values shown in the illustrations below would be lower. The illustration assumes no loans were taken.

     There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the Premium grows if it was invested at 5% per year.

     We will furnish You, upon request, a comparable personalized illustration reflecting the proposed insured's Age, Rate Class, Specified Amount, the Planned Premiums, and reflecting both the current cost of insurance and the guaranteed cost of insurance.

[ILLUSTRATIONS WILL BE FILED BY AMENDMENT]

                                      BMA
                        CLARITY VARIABLE UNIVERSAL LIFE

                       MALE AGE 45 PREFERRED NON-TOBACCO
                          ASSUMING GUARANTEED CHARGES
                            PLANNED PREMIUM: $1,980
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                    DEATH PROCEEDS                           ACCUMULATION VALUE
                             ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
          PREMIUMS           ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
         ACCUMULATED   ----------------------------------------   ----------------------------------------
END OF      AT 5%       0% GROSS                                   0% GROSS
POLICY    INTEREST       (_____%      6% GROSS      12% GROSS       (_____%      6% GROSS      12% GROSS
 YEAR     PER YEAR        NET)       (____% NET)   (_____% NET)      NET)       (____% NET)   (_____% NET)
- ------   -----------   -----------   -----------   ------------   -----------   -----------   ------------

 1           2,079       150,000       150,000       150,000          _____        _____          _____

 2           4,262       150,000       150,000       150,000          _____        _____          _____

 3           6,554       150,000       150,000       150,000          _____        _____          _____

 4           8,961       150,000       150,000       150,000          _____        _____          _____

 5          11,488       150,000       150,000       150,000          _____        _____          _____

 6          14,141       150,000       150,000       150,000          _____        _____          _____

 7          16,927       150,000       150,000       150,000          _____        _____          _____

 8          19,853       150,000       150,000       150,000          _____        _____          _____

 9          22,924       150,000       150,000       150,000          _____        _____          _____

 10         26,149       150,000       150,000       150,000          _____        _____          _____

 11         29,536       150,000       150,000       150,000          _____        _____          _____

 12         33,092       150,000       150,000       150,000          _____        _____          _____

 13         36,825       150,000       150,000       150,000          _____        _____          _____

 14         40,746       150,000       150,000       150,000          _____        _____          _____

 15         44,862       150,000       150,000       150,000          _____        _____          _____

 16         49,184       150,000       150,000       150,000          _____        _____          _____

 17         53,722       150,000       150,000       150,000          _____        _____          _____

 18         58,487       150,000       150,000       150,000          _____        _____          _____

 19         63,491       150,000       150,000       150,000          _____        _____          _____

 20         68,744       150,000       150,000       150,000          _____        _____          _____

                  CASH SURRENDER VALUE
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
        ----------------------------------------
END OF   0% GROSS
POLICY    (_____%      6% GROSS      12% GROSS
 YEAR      NET)       (____% NET)   (_____% NET)
- ------  -----------   -----------   ------------
 1         _____         _____          _____
 2         _____         _____          _____
 3         _____         _____          _____
 4         _____         _____          _____
 5         _____         _____          _____
 6         _____         _____          _____
 7         _____         _____          _____
 8         _____         _____          _____
 9         _____         _____          _____
 10        _____         _____          _____
 11        _____         _____          _____
 12        _____         _____          _____
 13        _____         _____          _____
 14        _____         _____          _____
 15        _____         _____          _____
 16        _____         _____          _____
 17        _____         _____          _____
 18        _____         _____          _____
 19        _____         _____          _____
 20        _____         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you made any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                        CLARITY VARIABLE UNIVERSAL LIFE

                       MALE AGE 45 PREFERRED NON-TOBACCO
                            ASSUMING CURRENT CHARGES
                            PLANNED PREMIUM: $1,980
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                    DEATH PROCEEDS                           ACCUMULATION VALUE
                             ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
          PREMIUMS           ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
         ACCUMULATED   ----------------------------------------   ----------------------------------------
END OF      AT 5%       0% GROSS                                   0% GROSS
POLICY    INTEREST       (_____%      6% GROSS      12% GROSS       (_____%      6% GROSS      12% GROSS
 YEAR     PER YEAR        NET)       (____% NET)   (_____% NET)      NET)       (____% NET)   (_____% NET)
- ------   -----------   -----------   -----------   ------------   -----------   -----------   ------------

 1           2,079       150,000       150,000       150,000          _____        _____          _____

 2           4,262       150,000       150,000       150,000          _____        _____          _____

 3           6,554       150,000       150,000       150,000          _____        _____          _____

 4           8,961       150,000       150,000       150,000          _____        _____          _____

 5          11,488       150,000       150,000       150,000          _____        _____          _____

 6          14,141       150,000       150,000       150,000          _____        _____          _____

 7          16,927       150,000       150,000       150,000          _____        _____          _____

 8          19,853       150,000       150,000       150,000          _____        _____          _____

 9          22,924       150,000       150,000       150,000          _____        _____          _____

 10         26,149       150,000       150,000       150,000          _____        _____          _____

 11         29,536       150,000       150,000       150,000          _____        _____          _____

 12         33,092       150,000       150,000       150,000          _____        _____          _____

 13         36,825       150,000       150,000       150,000          _____        _____          _____

 14         40,746       150,000       150,000       150,000          _____        _____          _____

 15         44,862       150,000       150,000       150,000          _____        _____          _____

 16         49,184       150,000       150,000       150,000          _____        _____          _____

 17         53,722       150,000       150,000       150,000          _____        _____          _____

 18         58,487       150,000       150,000       150,000          _____        _____          _____

 19         63,491       150,000       150,000       150,000          _____        _____          _____

 20         68,744       150,000       150,000       150,000          _____        _____          _____

                  CASH SURRENDER VALUE
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
        ----------------------------------------
END OF   0% GROSS
POLICY    (_____%      6% GROSS      12% GROSS
 YEAR      NET)       (____% NET)   (_____% NET)
- ------  -----------   -----------   ------------
 1         _____         _____          _____
 2         _____         _____          _____
 3         _____         _____          _____
 4         _____         _____          _____
 5         _____         _____          _____
 6         _____         _____          _____
 7         _____         _____          _____
 8         _____         _____          _____
 9         _____         _____          _____
 10        _____         _____          _____
 11        _____         _____          _____
 12        _____         _____          _____
 13        _____         _____          _____
 14        _____         _____          _____
 15        _____         _____          _____
 16        _____         _____          _____
 17        _____         _____          _____
 18        _____         _____          _____
 19        _____         _____          _____
 20        _____         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                        CLARITY VARIABLE UNIVERSAL LIFE

                       MALE AGE 55 PREFERRED NON-TOBACCO
                          ASSUMING GUARANTEED CHARGES
                            PLANNED PREMIUM: $3,654
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                    DEATH PROCEEDS                           ACCUMULATION VALUE
                             ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
          PREMIUMS           ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
         ACCUMULATED   ----------------------------------------   ----------------------------------------
END OF      AT 5%       0% GROSS                                   0% GROSS
POLICY    INTEREST       (_____%      6% GROSS      12% GROSS       (_____%      6% GROSS      12% GROSS
 YEAR     PER YEAR        NET)       (____% NET)   (_____% NET)      NET)       (____% NET)   (_____% NET)
- ------   -----------   -----------   -----------   ------------   -----------   -----------   ------------

 1           3,837       150,000       150,000       150,000          _____        _____          _____

 2           7,865       150,000       150,000       150,000          _____        _____          _____

 3          12,095       150,000       150,000       150,000          _____        _____          _____

 4          16,537       150,000       150,000       150,000          _____        _____          _____

 5          21,200       150,000       150,000       150,000          _____        _____          _____

 6          26,097       150,000       150,000       150,000          _____        _____          _____

 7          31,238       150,000       150,000       150,000          _____        _____          _____

 8          36,637       150,000       150,000       150,000          _____        _____          _____

 9          42,306       150,000       150,000       150,000          _____        _____          _____

 10         48,258       150,000       150,000       150,000          _____        _____          _____

 11         54,507       150,000       150,000       150,000          _____        _____          _____

 12         61,069       150,000       150,000       150,000          _____        _____          _____

 13         67,959       150,000       150,000       150,000          _____        _____          _____

 14         75,194       150,000       150,000       150,000          _____        _____          _____

 15         82,790       150,000       150,000       150,000          _____        _____          _____

 16         90,767       150,000       150,000       150,000          _____        _____          _____

 17         99,142       150,000       150,000       150,000          _____        _____          _____

 18        107,936       150,000       150,000       150,000          _____        _____          _____

 19        117,169       150,000       150,000       150,000          _____        _____          _____

 20        126,864         Lapse       150,000       150,000          _____        _____          _____

                  CASH SURRENDER VALUE
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
        ----------------------------------------
END OF   0% GROSS
POLICY    (_____%      6% GROSS      12% GROSS
 YEAR      NET)       (____% NET)   (_____% NET)
- ------  -----------   -----------   ------------
 1         _____         _____          _____
 2         _____         _____          _____
 3         _____         _____          _____
 4         _____         _____          _____
 5         _____         _____          _____
 6         _____         _____          _____
 7         _____         _____          _____
 8         _____         _____          _____
 9         _____         _____          _____
 10        _____         _____          _____
 11        _____         _____          _____
 12        _____         _____          _____
 13        _____         _____          _____
 14        _____         _____          _____
 15        _____         _____          _____
 16        _____         _____          _____
 17        _____         _____          _____
 18        _____         _____          _____
 19        _____         _____          _____
 20        _____         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                        CLARITY VARIABLE UNIVERSAL LIFE

                       MALE AGE 55 PREFERRED NON-TOBACCO
                            ASSUMING CURRENT CHARGES
                            PLANNED PREMIUM: $3,654
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                    DEATH PROCEEDS                           ACCUMULATION VALUE
                             ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
          PREMIUMS           ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
         ACCUMULATED   ----------------------------------------   ----------------------------------------
END OF      AT 5%       0% GROSS                                   0% GROSS
POLICY    INTEREST       (_____%      6% GROSS      12% GROSS       (_____%      6% GROSS      12% GROSS
 YEAR     PER YEAR        NET)       (____% NET)   (_____% NET)      NET)       (____% NET)   (_____% NET)
- ------   -----------   -----------   -----------   ------------   -----------   -----------   ------------

 1           3,837       150,000       150,000       150,000          _____        _____          _____

 2           7,865       150,000       150,000       150,000          _____        _____          _____

 3          12,095       150,000       150,000       150,000          _____        _____          _____

 4          16,537       150,000       150,000       150,000          _____        _____          _____

 5          21,200       150,000       150,000       150,000          _____        _____          _____

 6          26,097       150,000       150,000       150,000          _____        _____          _____

 7          31,238       150,000       150,000       150,000          _____        _____          _____

 8          36,637       150,000       150,000       150,000          _____        _____          _____

 9          42,306       150,000       150,000       150,000          _____        _____          _____

 10         48,258       150,000       150,000       150,000          _____        _____          _____

 11         54,507       150,000       150,000       150,000          _____        _____          _____

 12         61,069       150,000       150,000       150,000          _____        _____          _____

 13         67,959       150,000       150,000       150,000          _____        _____          _____

 14         75,194       150,000       150,000       150,000          _____        _____          _____

 15         82,790       150,000       150,000       150,000          _____        _____          _____

 16         90,767       150,000       150,000       150,000          _____        _____          _____

 17         99,142       150,000       150,000       150,000          _____        _____          _____

 18        107,936       150,000       150,000       150,000          _____        _____          _____

 19        117,169       150,000       150,000       156,603          _____        _____          _____

 20        126,864       150,000       150,000       162,474          _____        _____          _____

                  CASH SURRENDER VALUE
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
        ----------------------------------------
END OF   0% GROSS
POLICY    (_____%      6% GROSS      12% GROSS
 YEAR      NET)       (____% NET)   (_____% NET)
- ------  -----------   -----------   ------------
 1         _____         _____          _____
 2         _____         _____          _____
 3         _____         _____          _____
 4         _____         _____          _____
 5         _____         _____          _____
 6         _____         _____          _____
 7         _____         _____          _____
 8         _____         _____          _____
 9         _____         _____          _____
 10        _____         _____          _____
 11        _____         _____          _____
 12        _____         _____          _____
 13        _____         _____          _____
 14        _____         _____          _____
 15        _____         _____          _____
 16        _____         _____          _____
 17        _____         _____          _____
 18        _____         _____          _____
 19        _____         _____          _____
 20        _____         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                        CLARITY VARIABLE UNIVERSAL LIFE

                      FEMALE AGE 50 PREFERRED NON-TOBACCO
                          ASSUMING GUARANTEED CHARGES
                            PLANNED PREMIUM: $2,232
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                    DEATH PROCEEDS                           ACCUMULATION VALUE
                             ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
          PREMIUMS           ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
         ACCUMULATED   ----------------------------------------   ----------------------------------------
END OF      AT 5%       0% GROSS                                   0% GROSS
POLICY    INTEREST       (_____%      6% GROSS      12% GROSS       (_____%      6% GROSS      12% GROSS
 YEAR     PER YEAR        NET)       (____% NET)   (_____% NET)      NET)       (____% NET)   (_____% NET)
- ------   -----------   -----------   -----------   ------------   -----------   -----------   ------------

 1           2,344       150,000       150,000       150,000          _____        _____          _____

 2           4,804       150,000       150,000       150,000          _____        _____          _____

 3           7,388       150,000       150,000       150,000          _____        _____          _____

 4          10,101       150,000       150,000       150,000          _____        _____          _____

 5          12,950       150,000       150,000       150,000          _____        _____          _____

 6          15,941       150,000       150,000       150,000          _____        _____          _____

 7          19,082       150,000       150,000       150,000          _____        _____          _____

 8          22,379       150,000       150,000       150,000          _____        _____          _____

 9          25,842       150,000       150,000       150,000          _____        _____          _____

 10         29,478       150,000       150,000       150,000          _____        _____          _____

 11         33,295       150,000       150,000       150,000          _____        _____          _____

 12         37,303       150,000       150,000       150,000          _____        _____          _____

 13         41,512       150,000       150,000       150,000          _____        _____          _____

 14         45,931       150,000       150,000       150,000          _____        _____          _____

 15         50,572       150,000       150,000       150,000          _____        _____          _____

 16         55,444       150,000       150,000       150,000          _____        _____          _____

 17         60,559       150,000       150,000       150,000          _____        _____          _____

 18         65,931       150,000       150,000       150,000          _____        _____          _____

 19         71,571       150,000       150,000       150,000          _____        _____          _____

 20         77,493       150,000       150,000       150,000          _____        _____          _____

                  CASH SURRENDER VALUE
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
        ----------------------------------------
END OF   0% GROSS
POLICY    (_____%      6% GROSS      12% GROSS
 YEAR      NET)       (____% NET)   (_____% NET)
- ------  -----------   -----------   ------------
 1         _____         _____          _____
 2         _____         _____          _____
 3         _____         _____          _____
 4         _____         _____          _____
 5         _____         _____          _____
 6         _____         _____          _____
 7         _____         _____          _____
 8         _____         _____          _____
 9         _____         _____          _____
 10        _____         _____          _____
 11        _____         _____          _____
 12        _____         _____          _____
 13        _____         _____          _____
 14        _____         _____          _____
 15        _____         _____          _____
 16        _____         _____          _____
 17        _____         _____          _____
 18        _____         _____          _____
 19        _____         _____          _____
 20        _____         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                        CLARITY VARIABLE UNIVERSAL LIFE

                      FEMALE AGE 50 PREFERRED NON-TOBACCO
                            ASSUMING CURRENT CHARGES
                            PLANNED PREMIUM: $2,232
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                    DEATH PROCEEDS                           ACCUMULATION VALUE
                             ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
          PREMIUMS           ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
         ACCUMULATED   ----------------------------------------   ----------------------------------------
END OF      AT 5%       0% GROSS                                   0% GROSS
POLICY    INTEREST       (_____%      6% GROSS      12% GROSS       (_____%      6% GROSS      12% GROSS
 YEAR     PER YEAR        NET)       (____% NET)   (_____% NET)      NET)       (____% NET)   (_____% NET)
- ------   -----------   -----------   -----------   ------------   -----------   -----------   ------------

 1           2,344       150,000       150,000       150,000          _____        _____          _____

 2           4,804       150,000       150,000       150,000          _____        _____          _____

 3           7,388       150,000       150,000       150,000          _____        _____          _____

 4          10,101       150,000       150,000       150,000          _____        _____          _____

 5          12,950       150,000       150,000       150,000          _____        _____          _____

 6          15,941       150,000       150,000       150,000          _____        _____          _____

 7          19,082       150,000       150,000       150,000          _____        _____          _____

 8          22,379       150,000       150,000       150,000          _____        _____          _____

 9          25,842       150,000       150,000       150,000          _____        _____          _____

 10         29,478       150,000       150,000       150,000          _____        _____          _____

 11         33,295       150,000       150,000       150,000          _____        _____          _____

 12         37,303       150,000       150,000       150,000          _____        _____          _____

 13         41,512       150,000       150,000       150,000          _____        _____          _____

 14         45,931       150,000       150,000       150,000          _____        _____          _____

 15         50,572       150,000       150,000       150,000          _____        _____          _____

 16         55,444       150,000       150,000       150,000          _____        _____          _____

 17         60,559       150,000       150,000       150,000          _____        _____          _____

 18         65,931       150,000       150,000       150,000          _____        _____          _____

 19         71,571       150,000       150,000       150,000          _____        _____          _____

 20         77,493       150,000       150,000       150,000          _____        _____          _____

                  CASH SURRENDER VALUE
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
        ----------------------------------------
END OF   0% GROSS
POLICY    (_____%      6% GROSS      12% GROSS
 YEAR      NET)       (____% NET)   (_____% NET)
- ------  -----------   -----------   ------------
 1         _____         _____          _____
 2         _____         _____          _____
 3         _____         _____          _____
 4         _____         _____          _____
 5         _____         _____          _____
 6         _____         _____          _____
 7         _____         _____          _____
 8         _____         _____          _____
 9         _____         _____          _____
 10        _____         _____          _____
 11        _____         _____          _____
 12        _____         _____          _____
 13        _____         _____          _____
 14        _____         _____          _____
 15        _____         _____          _____
 16        _____         _____          _____
 17        _____         _____          _____
 18        _____         _____          _____
 19        _____         _____          _____
 20        _____         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                    VERION B

                         ILLUSTRATION OF POLICY VALUES

     In order to show You how the Policy works, We created some hypothetical examples. We chose two males ages 45 and 55 and a female age 50. Our hypothetical insureds are in good health, do not smoke and qualify for preferred non-tobacco rates. The initial and Planned Premiums are shown in the upper portion of each illustration. The Death Proceeds, Accumulation Values and Cash Surrender Values would be lower if the Primary Insured was in a standard non-tobacco, tobacco or special Rate Class since the cost of insurance charges would increase.

     There are three illustrations--all of which are based on the above. We also assumed that the underlying Investment Option had gross rates of return of 0%, 6%, 12%. This means that the underlying Investment Option would earn these rates of return before the deduction of the operating expenses (including the management fees). When these costs are taken into account, the net annual investment return rates (net of an average of approximately ___% for these charges) are approximately ____%, ____% and _____%.

     It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of Your Policy. In order to properly show You how the Policy actually works, We calculated values for the Accumulation Value, Cash Surrender Value and the Death Proceeds. The Death Proceeds are the Death Benefit minus any outstanding loans and loan interest accrued.

     We used the charges We described in the Expenses Section of the Prospectus. These charges are: (1) Premium Charge; (2) Policy Charge; and (3) Risk Charge. We also deducted for the cost of insurance based on both the current charges and the guaranteed charges. The values also assume that each Investment Option will incur expenses annually which are assumed to be approximately ___% of the average net assets of the Investment Option. This is the average of the fees and expenses of the Investment Options in 1998 or estimated (for new Investment Options) through 1999. The expenses of ___% reflect the voluntary waiver of certain advisory fees and/or the reimbursement of operating expenses for certain Investment Options (as noted under Expenses--Investment Option Expenses in Part I of this prospectus). If the advisory fees had not been waived and/or if expenses had not been reimbursed, the average expenses would have been approximately _____%. The investment advisers currently anticipate that the current waiver and/or reimbursement arrangements will continue through at least ___________ to the extent necessary to maintain the total annual portfolio expense levels as described under Expenses--Investment Option Expenses. If the waiver and/or reimbursement arrangements were not in effect, the Death Proceeds, Accumulation Values and the Cash Surrender Values shown in the illustrations below would be lower. The illustration assumes no loans were taken.

     There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the Premium grows if it was invested at 5% per year.

     We will furnish You, upon request, a comparable personalized illustration reflecting the proposed insured's Age, Rate Class, Specified Amount, the Planned Premiums, and reflecting both the current cost of insurance and the guaranteed cost of insurance.

[ILLUSTRATIONS WILL BE FILED BY AMENDMENT]

                                      BMA
                     ADVANTAGE VUL VARIABLE UNIVERSAL LIFE

                       MALE AGE 45 PREFERRED NON-TOBACCO
                          ASSUMING GUARANTEED CHARGES
                            PLANNED PREMIUM: $1,980
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                                                                                                 CASH SURRENDER
                                                                                                                      VALUE
                                                                                                                    ASSUMING
                                                                                                                  HYPOTHETICAL
                                                                                                                      GROSS
                                        DEATH PROCEEDS                           ACCUMULATION VALUE                  ANNUAL
               PREMIUMS          ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS            INVESTMENT
             ACCUMULATED         ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF             RETURN OF
                AT 5%      ----------------------------------------  ------------------------------------------  ---------------
  END OF     INTEREST PER    0% GROSS      6% GROSS     12% GROSS      0% GROSS       6% GROSS      12% GROSS       0% GROSS
POLICY YEAR      YEAR      (_____% NET)   (____% NET)  (_____% NET)  (_____% NET)    (____% NET)   (_____% NET)   (_____% NET)
- -----------  ------------  -------------  -----------  ------------  -------------  -------------  ------------  ---------------

         1         2,079       150,000       150,000       150,000         1,054          _____          _____          _____

         2         4,262       150,000       150,000       150,000         2,231          _____          _____          _____

         3         6,554       150,000       150,000       150,000         3,350          _____          _____          _____

         4         8,961       150,000       150,000       150,000         4,409          _____          _____          _____

         5        11,488       150,000       150,000       150,000         5,403          _____          _____          _____

         6        14,141       150,000       150,000       150,000         6,332          _____          _____          _____

         7        16,927       150,000       150,000       150,000         7,187          _____          _____          _____

         8        19,853       150,000       150,000       150,000         7,959          _____          _____          _____

         9        22,924       150,000       150,000       150,000         8,643          _____          _____          _____

        10        26,149       150,000       150,000       150,000         9,227          _____          _____          _____

        11        29,536       150,000       150,000       150,000         9,774          _____          _____          _____

        12        33,092       150,000       150,000       150,000        10,205          _____          _____          _____

        13        36,825       150,000       150,000       150,000        10,514          _____          _____          _____

        14        40,746       150,000       150,000       150,000        10,693          _____          _____          _____

        15        44,862       150,000       150,000       150,000        10,726          _____          _____          _____

        16        49,184       150,000       150,000       150,000        10,596          _____          _____          _____

        17        53,722       150,000       150,000       150,000        10,285          _____          _____          _____

        18        58,487       150,000       150,000       150,000         9,766          _____          _____          _____

        19        63,491       150,000       150,000       150,000         9,007          _____          _____          _____

        20        68,744       150,000       150,000       150,000         7,975          _____          _____          _____


  END OF       6% GROSS      12% GROSS
POLICY YEAR   (____% NET)   (_____% NET)
- -----------  -------------  ------------
         1         _____          _____
         2         _____          _____
         3         _____          _____
         4         _____          _____
         5         _____          _____
         6         _____          _____
         7         _____          _____
         8         _____          _____
         9         _____          _____
        10         _____          _____
        11         _____          _____
        12         _____          _____
        13         _____          _____
        14         _____          _____
        15         _____          _____
        16         _____          _____
        17         _____          _____
        18         _____          _____
        19         _____          _____
        20         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                     ADVANTAGE VUL VARIABLE UNIVERSAL LIFE

                       MALE AGE 45 PREFERRED NON-TOBACCO
                            ASSUMING CURRENT CHARGES
                            PLANNED PREMIUM: $1,980
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                                                                                                     CASH SURRENDER
                                                                                                                          VALUE
                                                                                                                        ASSUMING
                                                                                                                      HYPOTHETICAL
                                                                                                                          GROSS
                                         DEATH PROCEEDS                            ACCUMULATION VALUE                    ANNUAL
               PREMIUMS           ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS             INVESTMENT
              ACCUMULATED         ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF              RETURN OF
                 AT 5%      ----------------------------------------  ---------------------------------------------  ---------------
  END OF     INTEREST PER     0% GROSS      6% GROSS     12% GROSS       0% GROSS        6% GROSS       12% GROSS       0% GROSS
POLICY YEAR      YEAR       (_____% NET)   (____% NET)  (_____% NET)   (_____% NET)     (____% NET)   (_____% NET)    (_____% NET)
- -----------  -------------  -------------  -----------  ------------  ---------------  -------------  -------------  -------------

         1         2,079        150,000       150,000       150,000          1,078           _____          _____           _____

         2         4,262        150,000       150,000       150,000          2,359           _____          _____           _____

         3         6,554        150,000       150,000       150,000          3,598           _____          _____           _____

         4         8,961        150,000       150,000       150,000          4,798           _____          _____           _____

         5        11,488        150,000       150,000       150,000          5,957           _____          _____           _____

         6        14,141        150,000       150,000       150,000          7,078           _____          _____           _____

         7        16,927        150,000       150,000       150,000          8,158           _____          _____           _____

         8        19,853        150,000       150,000       150,000          9,196           _____          _____           _____

         9        22,924        150,000       150,000       150,000         10,191           _____          _____           _____

        10        26,149        150,000       150,000       150,000         11,138           _____          _____           _____

        11        29,536        150,000       150,000       150,000         12,113           _____          _____           _____

        12        33,092        150,000       150,000       150,000         13,037           _____          _____           _____

        13        36,825        150,000       150,000       150,000         13,900           _____          _____           _____

        14        40,746        150,000       150,000       150,000         14,708           _____          _____           _____

        15        44,862        150,000       150,000       150,000         15,455           _____          _____           _____

        16        49,184        150,000       150,000       150,000         16,075           _____          _____           _____

        17        53,722        150,000       150,000       150,000         16,625           _____          _____           _____

        18        58,487        150,000       150,000       150,000         17,112           _____          _____           _____

        19        63,491        150,000       150,000       150,000         17,525           _____          _____           _____

        20        68,744        150,000       150,000       150,000         17,863           _____          _____           _____


  END OF       6% GROSS       12% GROSS
POLICY YEAR   (____% NET)   (_____% NET)
- -----------  -------------  -------------
         1         _____          _____
         2         _____          _____
         3         _____          _____
         4         _____          _____
         5         _____          _____
         6         _____          _____
         7         _____          _____
         8         _____          _____
         9         _____          _____
        10         _____          _____
        11         _____          _____
        12         _____          _____
        13         _____          _____
        14         _____          _____
        15         _____          _____
        16         _____          _____
        17         _____          _____
        18         _____          _____
        19         _____          _____
        20         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                     ADVANTAGE VUL VARIABLE UNIVERSAL LIFE

                       MALE AGE 55 PREFERRED NON-TOBACCO
                          ASSUMING GUARANTEED CHARGES
                            PLANNED PREMIUM: $3,654
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                                                                                                   CASH SURRENDER
                                                                                                                        VALUE
                                                                                                                      ASSUMING
                                                                                                                    HYPOTHETICAL
                                                                                                                        GROSS
                                        DEATH PROCEEDS                            ACCUMULATION VALUE                   ANNUAL
               PREMIUMS          ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS             INVESTMENT
             ACCUMULATED         ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF              RETURN OF
                AT 5%      ----------------------------------------  --------------------------------------------  ---------------
  END OF     INTEREST PER    0% GROSS      6% GROSS     12% GROSS       0% GROSS        6% GROSS      12% GROSS       0% GROSS
POLICY YEAR      YEAR      (_____% NET)   (____% NET)  (_____% NET)   (_____% NET)     (____% NET)   (_____% NET)   (_____% NET)
-----------  ------------  -------------  -----------  ------------  ---------------  -------------  ------------  ---------------

         1         3,837       150,000       150,000       150,000          1,954           _____          _____          _____

         2         7,865       150,000       150,000       150,000          3,951           _____          _____          _____

         3        12,095       150,000       150,000       150,000          6,671           _____          _____          _____

         4        16,537       150,000       150,000       150,000          7,515           _____          _____          _____

         5        21,200       150,000       150,000       150,000          9,063           _____          _____          _____

         6        26,097       150,000       150,000       150,000         10,440           _____          _____          _____

         7        31,238       150,000       150,000       150,000         11,631           _____          _____          _____

         8        36,637       150,000       150,000       150,000         12,614           _____          _____          _____

         9        42,306       150,000       150,000       150,000         13,365           _____          _____          _____

        10        48,258       150,000       150,000       150,000         13,856           _____          _____          _____

        11        54,507       150,000       150,000       150,000         14,177           _____          _____          _____

        12        61,069       150,000       150,000       150,000         14,192           _____          _____          _____

        13        67,959       150,000       150,000       150,000         13,869           _____          _____          _____

        14        75,194       150,000       150,000       150,000         13,177           _____          _____          _____

        15        82,790       150,000       150,000       150,000         12,073           _____          _____          _____

        16        90,767       150,000       150,000       150,000         10,489           _____          _____          _____

        17        99,142       150,000       150,000       150,000          8,253           _____          _____          _____

        18       107,936       150,000       150,000       150,000          5,420           _____          _____          _____

        19       117,169       150,000       150,000       150,000          1,761           _____          _____          _____

        20       126,864         Lapse       150,000       150,000          Lapse           _____          _____          _____


  END OF       6% GROSS      12% GROSS
POLICY YEAR   (____% NET)   (_____% NET)
- -----------  -------------  ------------
         1         _____          _____
         2         _____          _____
         3         _____          _____
         4         _____          _____
         5         _____          _____
         6         _____          _____
         7         _____          _____
         8         _____          _____
         9         _____          _____
        10         _____          _____
        11         _____          _____
        12         _____          _____
        13         _____          _____
        14         _____          _____
        15         _____          _____
        16         _____          _____
        17         _____          _____
        18         _____          _____
        19         _____          _____
        20         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                     ADVANTAGE VUL VARIABLE UNIVERSAL LIFE

                       MALE AGE 55 PREFERRED NON-TOBACCO
                            ASSUMING CURRENT CHARGES
                            PLANNED PREMIUM: $3,654
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                                                                                                   CASH SURRENDER
                                                                                                                        VALUE
                                                                                                                      ASSUMING
                                                                                                                    HYPOTHETICAL
                                                                                                                        GROSS
                                        DEATH PROCEEDS                            ACCUMULATION VALUE                   ANNUAL
               PREMIUMS          ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS             INVESTMENT
             ACCUMULATED         ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF              RETURN OF
                AT 5%      ----------------------------------------  --------------------------------------------  ---------------
  END OF     INTEREST PER    0% GROSS      6% GROSS     12% GROSS       0% GROSS        6% GROSS      12% GROSS       0% GROSS
POLICY YEAR      YEAR      (_____% NET)   (____% NET)  (_____% NET)   (_____% NET)     (____% NET)   (_____% NET)   (_____% NET)
- -----------  ------------  -------------  -----------  ------------  ---------------  -------------  ------------  ---------------

         1         3,837       150,000       150,000       150,000          2,261           _____          _____          _____

         2         7,865       150,000       150,000       150,000          4,671           _____          _____          _____

         3        12,095       150,000       150,000       150,000          6,991           _____          _____          _____

         4        16,537       150,000       150,000       150,000          9,220           _____          _____          _____

         5        21,200       150,000       150,000       150,000         11,354           _____          _____          _____

         6        26,097       150,000       150,000       150,000         13,395           _____          _____          _____

         7        31,238       150,000       150,000       150,000         15,336           _____          _____          _____

         8        36,637       150,000       150,000       150,000         17,177           _____          _____          _____

         9        42,306       150,000       150,000       150,000         18,908           _____          _____          _____

        10        48,258       150,000       150,000       150,000         20,517           _____          _____          _____

        11        54,507       150,000       150,000       150,000         22,122           _____          _____          _____

        12        61,069       150,000       150,000       150,000         22,614           _____          _____          _____

        13        67,959       150,000       150,000       150,000         24,990           _____          _____          _____

        14        75,194       150,000       150,000       150,000         26,248           _____          _____          _____

        15        82,790       150,000       150,000       150,000         27,368           _____          _____          _____

        16        90,767       150,000       150,000       150,000         28,041           _____          _____          _____

        17        99,142       150,000       150,000       150,000         28,519           _____          _____          _____

        18       107,936       150,000       150,000       150,000         28,833           _____          _____          _____

        19       117,169       150,000       150,000       155,783         28,969           _____          _____          _____

        20       126,864       150,000       150,000       172,896         28,887           _____          _____          _____


  END OF       6% GROSS      12% GROSS
POLICY YEAR   (____% NET)   (_____% NET)
- -----------  -------------  ------------
         1         _____          _____
         2         _____          _____
         3         _____          _____
         4         _____          _____
         5         _____          _____
         6         _____          _____
         7         _____          _____
         8         _____          _____
         9         _____          _____
        10         _____          _____
        11         _____          _____
        12         _____          _____
        13         _____          _____
        14         _____          _____
        15         _____          _____
        16         _____          _____
        17         _____          _____
        18         _____          _____
        19         _____          _____
        20         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                     ADVANTAGE VUL VARIABLE UNIVERSAL LIFE

                      FEMALE AGE 50 PREFERRED NON-TOBACCO
                          ASSUMING GUARANTEED CHARGES
                            PLANNED PREMIUM: $2,232
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                                                                                                     CASH SURRENDER
                                                                                                                          VALUE
                                                                                                                        ASSUMING
                                                                                                                      HYPOTHETICAL
                                                                                                                          GROSS
                                         DEATH PROCEEDS                            ACCUMULATION VALUE                    ANNUAL
               PREMIUMS           ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS             INVESTMENT
              ACCUMULATED         ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF              RETURN OF
                 AT 5%      ----------------------------------------  ---------------------------------------------  ---------------
  END OF     INTEREST PER     0% GROSS      6% GROSS     12% GROSS       0% GROSS        6% GROSS       12% GROSS       0% GROSS
POLICY YEAR      YEAR       (_____% NET)   (____% NET)  (_____% NET)   (_____% NET)     (____% NET)   (_____% NET)    (_____% NET)
- -----------  -------------  -------------  -----------  ------------  ---------------  -------------  -------------  -------------

         1         2,344        150,000       150,000       150,000          1,160           _____          _____           _____

         2         4,804        150,000       150,000       150,000          2,438           _____          _____           _____

         3         7,388        150,000       150,000       150,000          3,649           _____          _____           _____

         4        10,101        150,000       150,000       150,000          4,785           _____          _____           _____

         5        12,950        150,000       150,000       150,000          5,847           _____          _____           _____

         6        15,941        150,000       150,000       150,000          6,832           _____          _____           _____

         7        19,082        150,000       150,000       150,000          7,741           _____          _____           _____

         8        22,379        150,000       150,000       150,000          8,576           _____          _____           _____

         9        25,842        150,000       150,000       150,000          9,340           _____          _____           _____

        10        29,478        150,000       150,000       150,000         10,031           _____          _____           _____

        11        33,295        150,000       150,000       150,000         10,718           _____          _____           _____

        12        37,303        150,000       150,000       150,000         11,312           _____          _____           _____

        13        41,512        150,000       150,000       150,000         11,790           _____          _____           _____

        14        45,931        150,000       150,000       150,000         12,125           _____          _____           _____

        15        50,572        150,000       150,000       150,000         12,292           _____          _____           _____

        16        55,444        150,000       150,000       150,000         12,276           _____          _____           _____

        17        60,559        150,000       150,000       150,000         12,066           _____          _____           _____

        18        65,931        150,000       150,000       150,000         11,655           _____          _____           _____

        19        71,571        150,000       150,000       150,000         11,042           _____          _____           _____

        20        77,493        150,000       150,000       150,000         10,209           _____          _____           _____


  END OF       6% GROSS       12% GROSS
POLICY YEAR   (____% NET)   (_____% NET)
- -----------  -------------  -------------
         1         _____          _____
         2         _____          _____
         3         _____          _____
         4         _____          _____
         5         _____          _____
         6         _____          _____
         7         _____          _____
         8         _____          _____
         9         _____          _____
        10         _____          _____
        11         _____          _____
        12         _____          _____
        13         _____          _____
        14         _____          _____
        15         _____          _____
        16         _____          _____
        17         _____          _____
        18         _____          _____
        19         _____          _____
        20         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      BMA
                     ADVANTAGE VUL VARIABLE UNIVERSAL LIFE

                      FEMALE AGE 50 PREFERRED NON-TOBACCO
                            ASSUMING CURRENT CHARGES
                            PLANNED PREMIUM: $2,232
                       INITIAL SPECIFIED AMOUNT: $150,000
                          DEATH BENEFIT OPTION: LEVEL

                                                                                                                     CASH SURRENDER
                                                                                                                          VALUE
                                                                                                                        ASSUMING
                                                                                                                      HYPOTHETICAL
                                                                                                                          GROSS
                                         DEATH PROCEEDS                            ACCUMULATION VALUE                    ANNUAL
               PREMIUMS           ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS             INVESTMENT
              ACCUMULATED         ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF              RETURN OF
                 AT 5%      ----------------------------------------  ---------------------------------------------  ---------------
  END OF     INTEREST PER     0% GROSS      6% GROSS     12% GROSS       0% GROSS        6% GROSS       12% GROSS       0% GROSS
POLICY YEAR      YEAR       (_____% NET)   (____% NET)  (_____% NET)   (_____% NET)     (____% NET)   (_____% NET)    (_____% NET)
- -----------  -------------  -------------  -----------  ------------  ---------------  -------------  -------------  -------------

         1         2,344        150,000       150,000       150,000          1,226           _____          _____           _____

         2         4,804        150,000       150,000       150,000          2,655           _____          _____           _____

         3         7,388        150,000       150,000       150,000          4,042           _____          _____           _____

         4        10,101        150,000       150,000       150,000          5,385           _____          _____           _____

         5        12,950        150,000       150,000       150,000          6,684           _____          _____           _____

         6        15,941        150,000       150,000       150,000          7,940           _____          _____           _____

         7        19,082        150,000       150,000       150,000          9,155           _____          _____           _____

         8        22,379        150,000       150,000       150,000         10,329           _____          _____           _____

         9        25,842        150,000       150,000       150,000         11,472           _____          _____           _____

        10        29,478        150,000       150,000       150,000         12,582           _____          _____           _____

        11        33,295        150,000       150,000       150,000         13,746           _____          _____           _____

        12        37,303        150,000       150,000       150,000         14,876           _____          _____           _____

        13        41,512        150,000       150,000       150,000         15,964           _____          _____           _____

        14        45,931        150,000       150,000       150,000         16,993           _____          _____           _____

        15        50,572        150,000       150,000       150,000         17,980           _____          _____           _____

        16        55,444        150,000       150,000       150,000         18,865           _____          _____           _____

        17        60,559        150,000       150,000       150,000         19,707           _____          _____           _____

        18        65,931        150,000       150,000       150,000         20,502           _____          _____           _____

        19        71,571        150,000       150,000       150,000         21,263           _____          _____           _____

        20        77,493        150,000       150,000       150,000         21,990           _____          _____           _____


  END OF       6% GROSS       12% GROSS
POLICY YEAR   (____% NET)   (_____% NET)
- -----------  -------------  -------------
         1         _____          _____
         2         _____          _____
         3         _____          _____
         4         _____          _____
         5         _____          _____
         6         _____          _____
         7         _____          _____
         8         _____          _____
         9         _____          _____
        10         _____          _____
        11         _____          _____
        12         _____          _____
        13         _____          _____
        14         _____          _____
        15         _____          _____
        16         _____          _____
        17         _____          _____
        18         _____          _____
        19         _____          _____
        20         _____          _____

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only. You should not deem them a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) you select.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if you make any Policy loans or partial surrenders.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


APPENDIX B - RATES OF RETURN

From time to time, We may report different types of historical performance for the Investment Options available under the Policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Separate Account or Policy level for Risk Charges and Policy expenses, which, if included, would reduce performance. See Section 4. Expenses for a discussion of the charges and deductions from a Policy.

At the request of a purchaser, BMA will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Separate Account for the Risk
Charge in addition to the deductions of fund expenses, but does not include other charges under the Policy; or (ii) an illustration of Accumulation Values and Cash Surrender Values as of the performance reporting date for a hypothetical Insured of given age, gender, risk classification, premium level and initial Specified Amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The Cash Surrender Value figures will assume all fund charges, the Risk Charge, and all other Policy charges are deducted.
The Accumulation Value figures will assume all charges except the Surrender Charges are deducted.

We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the Investment Options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the Investment Options being compared.

The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment management fees and direct operating expenses of the funds). These rates do not reflect the Risk Charge assessed. The rates do not reflect deductions from premiums or Monthly Deductions assessed against the Accumulation Value of the Policy, nor do they reflect the Policy's Surrender Charges. (For a discussion of these charges, please see Section 4. - Expenses.) Therefore, these rates are not illustrative of how actual investment performance will affect the benefits under the Policy (see, however, Appendix A - Illustration of Policy Values).

The rates of return shown are not indicative of future performance.  These rates
of  return  may  be  considered,   however,  in  assessing  the  competence  and
performance of the investment advisers.


                                    PORTFOLIO
                                    INCEPTION                                 10 YEARS/
INVESTMENT OPTION                   DATE              1 YEAR     5 YEARS      SINCE INCEPTION
-------------------------           ---------         ------     -------      ---------------
INVESTORS MARK SERIES FUND, INC.
  Intermediate Fixed Income
  Mid Cap Equity
  Money Market
  Global Fixed Income
  Small Cap Equity
  Large Cap Growth
  Large Cap Value
  Growth & Income
  Balanced

BERGER INSTITUTIONAL PRODUCTS TRUST
  Berger IPT--100
  Berger IPT--Growth and Income
  Berger IPT--Small Company Growth
  Berger/BIAM IPT - International

CONSECO SERIES TRUST
  Asset Allocation
  Common Stock
  Corporate Bond
  Government Securities

THE ALGER AMERICAN FUND
  Alger American Growth
  Alger American Leveraged AllCap
  Alger American MidCap Growth
  Alger American Small Capitalization

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth
  VP International
  VP Value

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
  Disciplined Stock
  International Value

FEDERATED INSURANCE SERIES
  Federated High Income Bond II
  Federated International Equity II
  Federated Utility II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF - High Yield
  INVESCO VIF - Industrial Income

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity
  Lazard Retirement Small Cap

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond
  Partners

STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
  Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond
  Worldwide Emerging Markets
  Worldwide Hard Assets
  Worldwide Real Estate


The figures shown in this chart do not reflect any charges at the Separate Account or the Policy level.


                                     PART II

                           UNDERTAKING TO FILE REPORTS

a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

b. Pursuant to Investment Company Act Section 26(e), Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:

   The facing sheet

   The Prospectus consisting of 100 pages.

   Undertakings to file reports.

   The signatures.

   Written consents of the following persons: Consent of Actuary

   The following exhibits.

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

1.         Resolution of the Board of Directors of the Company*
2.         Not Applicable
3.a.       Form of Co-Principal Underwriters' Agreement**
3.b.       Form of Selling Agreements**
3.c.       Schedule of Commissions**
4.         Not Applicable
5.         Flexible Premium Adjustable Variable Life Insurance Policy*
6.a.       Articles of Incorporation of the Company*
6.b.       Bylaws of the Company*
7.         Not Applicable
8.         Form of Fund Participation Agreements**
9.         Form of Reinsurance Agreement**
10.        Application Form**
11.        Powers of Attorney*

B.         Opinion and Consent of Counsel (to be filed by amendment)

C.         Consent of Actuary (to be filed by amendment)

D.         Consent of Independent Auditors (to be filed by amendment)

*Incorporated by reference to Form S-6 (File No. 333-52689) electronically filed on May 14, 1998.

**Incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-52689) electronically filed on August 28, 1998.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Kansas City and State of Missouri on this 8th day of February, 1999.

                                            BMA VARIABLE LIFE ACCOUNT A
                                            Registrant

                                            By: BUSINESS MEN'S ASSURANCE
                                            COMPANY OF AMERICA

                                            By:/s/DAVID A. GATES
                                            ------------------------------


                                            BUSINESS MEN'S ASSURANCE
                                            COMPANY OF AMERICA

                                            By:/s/MICHAEL K. DEARDORFF
                                            ----------------------------


Attest:

/S/ PEGGY HEIDKAMP
----------------------------
(Name)

Vice President, Financial Group Operations
--------------------------------------
Title



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                             TITLE                                       DATE
---------                                             -----                                       ----

Giorgio Balzer*                             Director, Chairman of the Board                      2/8/99
-------------------------                                                                        -------
Giorgio Balzer                              and Chief Executive Officer                            Date

Thomas Morton Bloch*                        Director                                             2/8/99
-------------------------                                                                        -------
Thomas Morton Bloch                                                                                Date

Gianguido Castagno*                         Director                                             2/8/99
-------------------------                                                                        -------
Gianguido Castagno                                                                                 Date

William Thomas Grant II *                   Director                                             2/8/99
-------------------------                                                                        -------
William Thomas Grant II                                                                            Date

Donald Joyce Hall, Jr.*                     Director                                             2/8/99
-------------------------                                                                        -------
Donald Joyce Hall, Jr.                                                                             Date

Allan Drue Jennings*                        Director                                             2/8/99
-------------------------                                                                        -------
Allan Drue Jennings                                                                                Date

David Woods Kemper*                         Director                                             2/8/99
-------------------------                                                                        -------
David Woods Kemper                                                                                 Date

Giorgio Liveris*                            Director                                             2/8/99
-------------------------                                                                        -------
Giorgio Liveris                                                                                    Date

John Kessander Lundberg*                    Director                                             2/8/99
-------------------------                                                                        -------
John Kessander Lundberg                                                                            Date

John Pierre Mascotte*                       Director                                             2/8/99
-------------------------                                                                        -------
John Pierre Mascotte                                                                               Date

Giovanni Perissinotto*                      Director                                             2/8/99
-------------------------                                                                        -------
Giovanni Perissinotto                                                                              Date

/s/ROBERT T. RAKICH                         Director, President and Chief                        2/8/99
-------------------------                                                                        -------
Robert Thomas Rakich                        Operating Officer                                      Date

/s/VERNON W. VOORHEES II                    Director, Senior Vice President -                    2/8/99
---------------------------                                                                      -------
Vernon Wirt Voorhees II                     Corporate Services & Secretary                         Date

/s/DAVID L. HIGLEY                          Senior Vice President & Chief                        2/8/99
-------------------------                                                                        -------
David Lee Higley                            Financial Officer                                      Date

/s/SUSAN A. SWEENEY                         Vice President - Treasurer &                         2/8/99
-------------------------                                                                        -------
Susan Annette Sweeney                       Controller                                             Date

*By:/s/ROBERT T. RAKICH
    --------------------
     Attorney-in-Fact

*By:/s/VERNON W. VOORHEES II
     --------------------
     Attorney-in-Fact


                            INDEX TO EXHIBITS

                       (to be filed by amendment)